DODGE & COX STOCK FUND
Portfolio of Investments (unaudited)
                March 31, 2024
Common Stocks: 99.1%
	Shares	Value
Communication Services: 11.0%
Media & Entertainment: 9.9%
Alphabet, Inc., Class A(a)	9,567,200	$1,443,977,496
Alphabet, Inc., Class C(a)	18,183,860	2,768,674,524
Charter Communications, Inc., Class A(a)	7,462,776	2,168,906,589
Comcast Corp., Class A	45,730,794	1,982,429,920
EchoStar Corp., Class A(a)	9,310,709	132,677,603
Fox Corp., Class A	22,503,375	703,680,536
Fox Corp., Class B	8,493,265	243,077,244
Meta Platforms, Inc., Class A	2,607,800	1,266,295,524
News Corp., Class A	7,765,890	203,311,000
		10,913,030,436
Telecommunication Services: 1.1%
T-Mobile U.S., Inc.	7,309,437	1,193,046,307
		12,106,076,743
Consumer Discretionary: 4.8%
Automobiles & Components: 0.6%
Honda Motor Co., Ltd. ADR (Japan)	16,048,200	597,474,486
Consumer Discretionary Distribution & Retail: 2.6%
Amazon.com, Inc.(a)	11,480,600	2,070,870,628
The Gap, Inc.(b)	26,878,300	740,497,165
		2,811,367,793
Consumer Durables & Apparel: 0.3%
VF Corp.(b)	23,497,900	360,457,786
Consumer Services: 1.3%
Booking Holdings, Inc.	401,730	1,457,428,232
		5,226,728,297
Consumer Staples: 2.9%
Food, Beverage & Tobacco: 1.9%
Anheuser-Busch InBev SA/NV ADR (Belgium)	23,225,700	1,411,658,046
Molson Coors Beverage Co., Class B(b)	10,727,325	721,412,606
		2,133,070,652
Household & Personal Products: 1.0%
Haleon PLC ADR (United Kingdom)	130,111,961	1,104,650,549
		3,237,721,201
Energy: 6.5%
Baker Hughes Co., Class A	33,551,066	1,123,960,711
ConocoPhillips	8,392,934	1,068,252,640
Occidental Petroleum Corp.(b)	54,290,826	3,528,360,782
Occidental Petroleum Corp., Warrant(a)(b)	9,508,814	409,829,883
The Williams Co., Inc.	26,837,757	1,045,867,390
		7,176,271,406
Financials: 27.2%
Banks: 7.3%
Bank of America Corp.	51,195,000	1,941,314,400
Truist Financial Corp.	34,231,377	1,334,339,076
Wells Fargo & Co.	81,393,741	4,717,581,228
		7,993,234,704
Financial Services: 16.3%
Capital One Financial Corp.	16,990,435	2,529,705,867
Fidelity National Information Services, Inc.	27,726,400	2,056,744,352
Fiserv, Inc.(a)	23,235,000	3,713,417,700
State Street Corp.	14,493,100	1,120,606,492
The Bank of New York Mellon Corp.	36,449,024	2,100,192,763
The Charles Schwab Corp.	57,921,035	4,190,007,672

	Shares	Value
The Goldman Sachs Group, Inc.	3,993,000	$1,667,836,170
UBS Group AG, NY Shs (Switzerland)	16,924,200	519,911,424
		17,898,422,440
Insurance: 3.6%
Aegon, Ltd., NY Shs (Netherlands)	99,029,539	599,128,711
Brighthouse Financial, Inc.(a)(b)	6,642,463	342,352,543
MetLife, Inc.(b)	40,685,842	3,015,227,750
		3,956,709,004
		29,848,366,148
Health Care: 22.5%
Health Care Equipment & Services: 9.6%
Baxter International, Inc.	18,088,600	773,106,764
CVS Health Corp.	27,543,900	2,196,901,464
GE HealthCare Technologies, Inc.	10,707,966	973,461,189
Medtronic PLC	5,079,100	442,643,565
The Cigna Group	9,222,172	3,349,400,649
UnitedHealth Group, Inc.	2,655,260	1,313,557,122
Zimmer Biomet Holdings, Inc.(b)	10,876,100	1,435,427,678
		10,484,498,431
Pharmaceuticals, Biotechnology & Life Sciences: 12.9%
Alnylam Pharmaceuticals, Inc.(a)	2,346,400	350,669,480
Avantor, Inc.(a)(b)	40,462,815	1,034,634,180
BioMarin Pharmaceutical, Inc.(a)	8,914,025	778,550,943
Bristol-Myers Squibb Co.	11,355,339	615,800,034
Elanco Animal Health, Inc.(a)(b)	55,396,500	901,855,020
Gilead Sciences, Inc.	24,371,112	1,785,183,954
GSK PLC ADR (United Kingdom)	50,047,977	2,145,556,774
Incyte Corp.(a)	9,715,128	553,470,842
Neurocrine Biosciences, Inc.(a)	695,148	95,874,812
Novartis AG ADR (Switzerland)	9,440,008	913,131,974
Regeneron Pharmaceuticals, Inc.(a)	1,555,285	1,496,946,260
Roche Holding AG ADR (Switzerland)	22,255,799	710,405,104
Sanofi SA ADR (France)	58,212,424	2,829,123,806
		14,211,203,183
		24,695,701,614
Industrials: 11.1%
Capital Goods: 7.5%
Carrier Global Corp.	10,694,779	621,687,503
General Electric Co.	12,168,200	2,135,884,146
Johnson Controls International PLC(b)	38,324,570	2,503,360,913
RTX Corp.	30,495,800	2,974,255,374
		8,235,187,936
Transportation: 3.6%
FedEx Corp.	8,956,477	2,595,049,646
Norfolk Southern Corp.	5,202,300	1,325,910,201
		3,920,959,847
		12,156,147,783
Information Technology: 8.4%
Semiconductors & Semiconductor Equipment: 0.5%
Microchip Technology, Inc.	6,097,866	547,039,559
Software & Services: 3.3%
Cognizant Technology Solutions Corp., Class A	14,435,177	1,057,954,122
Microsoft Corp.	6,170,600	2,596,094,832
		3,654,048,954
Technology, Hardware & Equipment: 4.6%
Cisco Systems, Inc.	17,928,287	894,800,804
Coherent Corp.(a)(b)	8,856,800	536,899,216
1 / Dodge & Cox Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2024
Common Stocks (continued)
	Shares	Value
Hewlett Packard Enterprise Co.	37,601,469	$666,674,046
HP, Inc.	26,316,056	795,271,212
Juniper Networks, Inc.(b)	26,720,265	990,253,021
TE Connectivity, Ltd.	8,132,575	1,181,175,193
		5,065,073,492
		9,266,162,005
Materials: 2.8%
Celanese Corp.	4,442,098	763,418,962
International Flavors & Fragrances, Inc.(b)	13,889,400	1,194,349,506
LyondellBasell Industries NV, Class A	10,501,363	1,074,079,408
		3,031,847,876
Real Estate: 0.6%
Equity Real Estate Investment Trusts (Reits): 0.6%
Gaming & Leisure Properties, Inc. REIT	4,465,881	205,743,138
Sun Communities, Inc. REIT	3,877,700	498,594,666
		704,337,804
Utilities: 1.3%
American Electric Power Co., Inc.	7,351,200	632,938,320
Dominion Energy, Inc.	16,086,200	791,280,178
		1,424,218,498
Total Common Stocks (Cost $68,892,228,724)		$108,873,579,375
Short-Term Investments: 0.6%
	Par Value/ Shares	Value
Repurchase Agreements: 0.1%
Fixed Income Clearing Corporation(c) 2.70%, dated 3/28/24, due 4/1/24, maturity value $109,567,089	109,534,229	$109,534,229

	Par Value/ Shares	Value
Money Market Fund: 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class	602,091,622	$602,091,622
Total Short-Term Investments (Cost $711,625,851)		$711,625,851
Total Investments In Securities (Cost $69,603,854,575)	99.7%	$109,585,205,226
Other Assets Less Liabilities	0.3%	321,645,551
Net Assets	100.0%	$109,906,850,777
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 5.00%, 9/30/25. Total collateral value is $111,724,957.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
NY Shs: New York Registry Shares
USD United States Dollar
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended March 31, 2024. Further detail on these holdings and related activity during the period appear below.
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Stock Fund / 2

Portfolio of Investments (unaudited)
                March 31, 2024
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 16.1%
Consumer Discretionary 1.0%
The Gap, Inc.	$562,025,253	$—	$—	$—	$178,471,912	$740,497,165	$4,031,745
VF Corp.	390,391,400	47,194,086	—	—	(77,127,700)	360,457,786	2,114,811
						1,100,954,951
Consumer Staples 0.6%
Molson Coors Beverage Co., Class B	656,619,563	—	—	—	64,793,043	721,412,606	4,720,023
Energy 3.6%
Occidental Petroleum Corp.	3,241,705,221	—	—	—	286,655,561	3,528,360,782	11,943,982
Occidental Petroleum Corp., Warrant(a)	370,178,129	—	—	—	39,651,754	409,829,883	—
						3,938,190,665
Financials 3.0%
Brighthouse Financial, Inc.(a)	351,519,142	—	—	—	(9,166,599)	342,352,543	—
MetLife, Inc.	2,517,155,258	182,779,534	—	—	315,292,958	3,015,227,750	20,751,662
						3,357,580,293
Health Care 3.1%
Avantor, Inc.(a)	923,766,066	—	—	—	110,868,114	1,034,634,180	—
Elanco Animal Health, Inc.(a)	825,407,850	—	—	—	76,447,170	901,855,020	—
Zimmer Biomet Holdings, Inc.	918,299,520	407,735,005	—	—	109,393,153	1,435,427,678	2,610,264
						3,371,916,878
Industrials 2.3%
Johnson Controls International PLC	1,819,119,380	386,917,886	—	—	297,323,647	2,503,360,913	14,116,912
Information Technology 1.4%
Coherent Corp.(a)	453,142,947	—	(97,230,457)	(510,378)	181,497,104	536,899,216	—
Juniper Networks, Inc.	787,713,412	—	—	—	202,539,609	990,253,021	5,878,458
						1,527,152,237
Materials 1.1%
International Flavors & Fragrances, Inc.	431,788,962	667,772,905	—	—	94,787,639	1,194,349,506	5,555,760
				$(510,378)	$1,871,427,365	$17,714,918,049	$71,723,617
(a)	Non-income producing
3 / Dodge & Cox Stock FundSee accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$12,106,076,743	$—
Consumer Discretionary	5,226,728,297	—
Consumer Staples	3,237,721,201	—
Energy	7,176,271,406	—
Financials	29,848,366,148	—
Health Care	24,695,701,614	—
Industrials	12,156,147,783	—
Information Technology	9,266,162,005	—
Materials	3,031,847,876	—
Real Estate	704,337,804	—
Utilities	1,424,218,498	—
Short-Term Investments
Repurchase Agreements	—	109,534,229
Money Market Fund	602,091,622	—
Total Securities	$109,475,670,997	$109,534,229
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Stock Fund / 4

DODGE & COX GLOBAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)
                March 31, 2024
Common Stocks: 95.6%
	Shares	Value
Communication Services: 10.2%
Media & Entertainment: 9.4%
Alphabet, Inc., Class C(a) (United States)	2,713,280	$413,124,013
Baidu, Inc. ADR, Class A(a) (China)	463,600	48,807,808
Charter Communications, Inc., Class A(a) (United States)	798,097	231,950,931
Comcast Corp., Class A (United States)	5,510,900	238,897,515
EchoStar Corp., Class A(a) (United States)	576,455	8,214,484
Grupo Televisa SAB ADR (Mexico)	9,665,600	30,929,920
Meta Platforms, Inc., Class A (United States)	194,700	94,542,426
		1,066,467,097
Telecommunication Services: 0.8%
T-Mobile U.S., Inc. (United States)	596,200	97,311,764
		1,163,778,861
Consumer Discretionary: 8.3%
Automobiles & Components: 0.8%
Stellantis NV (Netherlands)	3,212,223	91,298,768
Consumer Discretionary Distribution & Retail: 4.9%
Alibaba Group Holding, Ltd. ADR (China)	2,344,400	169,640,784
Amazon.com, Inc.(a) (United States)	982,300	177,187,274
JD.com, Inc. ADR, Class A (China)	2,614,046	71,598,720
Prosus NV, Class N (China)	4,552,317	142,795,081
		561,221,859
Consumer Durables & Apparel: 0.8%
adidas AG (Germany)	267,700	59,783,280
VF Corp. (United States)	2,422,600	37,162,684
		96,945,964
Consumer Services: 1.8%
Booking Holdings, Inc. (United States)	34,700	125,887,436
Entain PLC (United Kingdom)	6,892,490	69,368,654
Ollamani SAB(a) (Mexico)	2,416,400	4,382,355
		199,638,445
		949,105,036
Consumer Staples: 3.2%
Food, Beverage & Tobacco: 1.7%
Anheuser-Busch InBev SA/NV (Belgium)	3,083,200	187,803,464
Household & Personal Products: 1.5%
Haleon PLC (United Kingdom)	40,870,900	171,830,291
		359,633,755
Energy: 5.5%
Occidental Petroleum Corp. (United States)	3,422,963	222,458,365
Occidental Petroleum Corp., Warrant(a) (United States)	939,445	40,490,080
Ovintiv, Inc. (United States)	650,038	33,736,972
Suncor Energy, Inc. (Canada)	5,222,000	192,744,020
TotalEnergies SE (France)	2,091,900	143,242,023
		632,671,460
Financials: 28.5%
Banks: 14.4%
Axis Bank, Ltd. (India)	14,227,530	178,521,149
Banco Santander SA (Spain)	57,297,094	279,496,361
Barclays PLC (United Kingdom)	102,599,100	237,235,629
BNP Paribas SA, Class A (France)	3,390,300	240,891,171

	Shares	Value
Credicorp, Ltd. (Peru)	687,100	$116,415,353
HDFC Bank, Ltd. (India)	8,685,000	150,681,275
ICICI Bank, Ltd. (India)	122,646	1,611,776
Standard Chartered PLC (United Kingdom)	18,027,277	152,764,471
Truist Financial Corp. (United States)	2,679,200	104,435,216
Wells Fargo & Co. (United States)	3,085,473	178,834,015
		1,640,886,416
Financial Services: 10.5%
Capital One Financial Corp. (United States)	504,489	75,113,367
Fidelity National Information Services, Inc. (United States)	2,293,300	170,116,994
Fiserv, Inc.(a) (United States)	1,351,500	215,996,730
The Bank of New York Mellon Corp. (United States)	2,503,000	144,222,860
The Charles Schwab Corp. (United States)	4,397,900	318,144,086
UBS Group AG (Switzerland)	4,837,600	148,799,716
XP, Inc., Class A (Brazil)	4,491,967	115,263,873
		1,187,657,626
Insurance: 3.6%
Aegon, Ltd. (Netherlands)	10,108,092	61,613,895
Aviva PLC (United Kingdom)	17,887,443	112,115,555
MetLife, Inc. (United States)	1,371,500	101,641,865
Prudential PLC (Hong Kong)	14,765,300	138,465,628
		413,836,943
		3,242,380,985
Health Care: 20.5%
Health Care Equipment & Services: 7.4%
Baxter International, Inc. (United States)	1,996,100	85,313,314
CVS Health Corp. (United States)	2,079,100	165,829,016
Fresenius Medical Care AG (Germany)	3,211,200	123,505,960
GE HealthCare Technologies, Inc. (United States)	1,154,600	104,964,686
The Cigna Group (United States)	353,138	128,256,190
UnitedHealth Group, Inc. (United States)	160,600	79,448,820
Zimmer Biomet Holdings, Inc. (United States)	1,158,900	152,951,622
		840,269,608
Pharmaceuticals, Biotechnology & Life Sciences: 13.1%
Alnylam Pharmaceuticals, Inc.(a) (United States)	362,141	54,121,972
Avantor, Inc.(a) (United States)	4,197,400	107,327,518
Bayer AG (Germany)	4,364,120	133,854,991
BioMarin Pharmaceutical, Inc.(a) (United States)	800,500	69,915,670
Elanco Animal Health, Inc.(a) (United States)	3,725,000	60,643,000
GSK PLC (United Kingdom)	16,312,120	351,772,352
Incyte Corp.(a) (United States)	1,084,280	61,771,432
Neurocrine Biosciences, Inc.(a) (United States)	172,863	23,841,265
Novartis AG (Switzerland)	429,900	41,648,127
Regeneron Pharmaceuticals, Inc.(a) (United States)	135,252	130,178,698
Roche Holding AG (Switzerland)	468,500	119,326,329
Sanofi (France)	3,399,857	333,635,403
		1,488,036,757
		2,328,306,365
1 / Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                March 31, 2024
Common Stocks (continued)
	Shares	Value
Industrials: 8.2%
Capital Goods: 5.1%
Johnson Controls International PLC (United States)	3,537,953	$231,099,090
Mitsubishi Electric Corp. (Japan)	9,046,700	150,688,691
RTX Corp. (United States)	2,038,600	198,824,658
		580,612,439
Transportation: 3.1%
FedEx Corp. (United States)	679,700	196,936,278
Norfolk Southern Corp. (United States)	612,700	156,158,849
		353,095,127
		933,707,566
Information Technology: 3.4%
Semiconductors & Semiconductor Equipment: 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4,469,000	107,383,911
Software & Services: 1.2%
Microsoft Corp. (United States)	317,800	133,704,816
Technology, Hardware & Equipment: 1.3%
Coherent Corp.(a) (United States)	1,325,519	80,352,962
TE Connectivity, Ltd. (United States)	462,415	67,161,154
		147,514,116
		388,602,843
Materials: 7.2%
Akzo Nobel NV (Netherlands)	1,514,000	112,997,142
Celanese Corp. (United States)	506,900	87,115,834
Glencore PLC (Australia)	24,931,800	136,978,748
Holcim AG (Switzerland)	648,462	58,716,424
International Flavors & Fragrances, Inc. (United States)	1,489,627	128,093,026
LyondellBasell Industries NV, Class A (United States)	1,166,800	119,340,304
Mitsubishi Chemical Group Corp. (Japan)	14,234,100	86,440,799
Nutrien, Ltd. (Canada)	1,659,900	90,149,169
		819,831,446
Utilities: 0.6%
American Electric Power Co., Inc. (United States)	760,400	65,470,440
Total Common Stocks (Cost $8,225,338,556)		$10,883,488,757
Preferred Stocks: 1.9%
	Shares	Value
Financials: 1.4%
Banks: 1.4%
Itau Unibanco Holding SA, Pfd (Brazil)	22,937,193	$158,420,937

	Shares	Value
Information Technology: 0.5%
Technology, Hardware & Equipment: 0.5%
Samsung Electronics Co., Ltd., Pfd (South Korea)	1,145,530	$57,180,773
Total Preferred Stocks (Cost $113,282,367)		$215,601,710
Short-Term Investments: 2.1%
	Par Value/ Shares	Value
Repurchase Agreements: 1.5%
Fixed Income Clearing Corporation(b) 5.29%, dated 3/28/24, due 4/1/24, maturity value $156,091,693	$156,000,000	$156,000,000
Fixed Income Clearing Corporation(b) 2.70%, dated 3/28/24, due 4/1/24, maturity value $11,357,182	11,353,776	11,353,776
		167,353,776
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	70,987,317	70,987,317
Total Short-Term Investments (Cost $238,341,093)		$238,341,093
Total Investments In Securities (Cost $8,576,962,016)	99.6%	$11,337,431,560
Other Assets Less Liabilities	0.4%	41,368,698
Net Assets	100.0%	$11,378,800,258
(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Note 5.00%, 9/30/25. U.S. Treasury Inflation Indexed Notes 1.125%, 1/15/33. Total collateral value is $170,700,945.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index— Long Position	1,686	6/21/24	$198,703,530	$2,433,105
MSCI Emerging Markets Index— Long Position	539	6/21/24	28,270,550	7,616
				$2,440,721
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)
                March 31, 2024
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Citibank	4/17/24	USD	5,735,932	CNH	40,208,687	$197,417
JPMorgan	4/17/24	USD	2,378,055	CNH	16,763,383	68,995
UBS	4/17/24	USD	5,739,334	CNH	40,208,626	200,827
UBS	4/17/24	USD	5,737,033	CNH	40,208,687	198,518
Bank of America	5/22/24	USD	4,630,403	CNH	32,473,017	150,307
Barclays	5/22/24	USD	4,632,583	CNH	32,473,016	152,487
Citibank	5/22/24	USD	4,640,326	CNH	32,473,000	160,232
JPMorgan	5/22/24	USD	4,635,816	CNH	32,472,967	155,727
JPMorgan	5/22/24	USD	4,598,044	CNH	32,576,225	103,709
UBS	5/22/24	USD	6,043,108	CNH	43,471,704	45,593
HSBC	6/5/24	USD	10,353,889	CNH	72,500,000	343,780
HSBC	6/5/24	USD	10,358,327	CNH	72,500,000	348,218
HSBC	6/5/24	USD	3,461,635	CNH	24,840,000	31,965
HSBC	6/5/24	USD	4,929,519	CNH	34,866,490	115,487
HSBC	7/10/24	USD	11,408,891	CNH	79,175,424	453,560
HSBC	7/10/24	USD	11,402,880	CNH	79,187,302	445,906
JPMorgan	7/10/24	USD	11,402,059	CNH	79,187,302	445,085
JPMorgan	7/10/24	USD	4,183,022	CNH	29,510,338	99,740
Standard Chartered	7/10/24	USD	15,658,056	CNH	109,802,430	464,933
State Street	7/10/24	USD	15,667,746	CNH	109,802,430	474,623
Citibank	8/14/24	USD	7,310,008	CNH	51,545,256	161,357
HSBC	8/14/24	USD	7,312,929	CNH	51,545,178	164,289
HSBC	8/14/24	USD	7,306,202	CNH	51,545,256	157,552
State Street	8/14/24	USD	5,016,881	CNH	35,870,701	42,086
UBS	8/14/24	USD	3,477,333	CNH	24,600,013	65,635
Bank of America	9/12/24	USD	6,506,998	CNH	46,369,000	63,917
Bank of America	9/12/24	USD	6,450,291	CNH	46,019,601	55,759
HSBC	9/12/24	USD	6,448,674	CNH	46,019,671	54,132
HSBC	9/12/24	USD	6,449,126	CNH	46,019,672	54,584
HSBC	9/12/24	USD	6,452,287	CNH	46,019,648	57,749
JPMorgan	9/12/24	USD	3,485,803	CNH	24,600,012	67,574
HSBC	10/17/24	USD	3,158,900	CNH	22,585,500	13,246
HSBC	10/17/24	USD	7,324,680	CNH	52,140,002	62,747
HSBC	10/17/24	USD	3,495,208	CNH	24,599,975	68,984
UBS	10/17/24	USD	3,160,049	CNH	22,585,500	14,395
UBS	10/17/24	USD	7,327,820	CNH	52,140,001	65,887
HSBC	11/7/24	USD	4,459,172	CNH	31,673,500	41,369
HSBC	11/7/24	USD	5,408,128	CNH	38,333,353	61,413
HSBC	11/7/24	USD	5,407,060	CNH	38,333,352	60,345
HSBC	11/7/24	USD	3,008,951	CNH	21,293,140	38,995
UBS	11/7/24	USD	4,460,711	CNH	31,673,500	42,908
UBS	11/7/24	USD	5,410,349	CNH	38,333,295	63,641
HSBC	12/5/24	USD	2,055,498	CNH	14,307,296	56,060
HSBC	12/5/24	USD	2,054,847	CNH	14,307,282	55,410
JPMorgan	12/5/24	USD	2,055,352	CNH	14,307,305	55,912
UBS	12/5/24	USD	2,055,853	CNH	14,307,296	56,414
UBS	12/5/24	USD	2,055,057	CNH	14,307,304	55,617
HSBC	1/9/25	USD	5,468,457	CNH	38,233,809	112,627
HSBC	1/9/25	USD	5,471,506	CNH	38,233,789	115,679
JPMorgan	1/9/25	USD	5,468,527	CNH	38,233,751	112,705
JPMorgan	1/9/25	USD	5,466,346	CNH	38,233,809	110,516
UBS	1/9/25	USD	5,471,349	CNH	38,233,789	115,523
UBS	2/13/25	USD	11,428,774	CNH	80,470,000	132,150
UBS	2/13/25	USD	7,198,896	CNH	50,580,886	98,197
HSBC	3/13/25	USD	591,731	CNH	4,155,014	7,429
HSBC	3/13/25	USD	591,696	CNH	4,155,007	7,395
State Street	3/13/25	USD	591,882	CNH	4,155,012	7,581
State Street	3/13/25	USD	591,756	CNH	4,155,015	7,454
3 / Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                March 31, 2024
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	3/13/25	USD	591,604	CNH	4,155,012	$7,303
UBS	3/13/25	USD	3,551,082	CNH	24,912,974	47,679
Unrealized gain on currency forward contracts						7,297,324
Unrealized loss on currency forward contracts						—
Net unrealized gain on currency forward contracts						$7,297,324
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$1,163,778,861	$—
Consumer Discretionary	949,105,036	—
Consumer Staples	359,633,755	—
Energy	632,671,460	—
Financials	3,242,380,985	—
Health Care	2,328,306,365	—
Industrials	933,707,566	—
Information Technology	388,602,843	—
Materials	819,831,446	—
Utilities	65,470,440	—
Preferred Stocks
Financials	158,420,937	—
Information Technology	57,180,773	—
Short-Term Investments
Repurchase Agreements	—	167,353,776
Money Market Fund	70,987,317	—
5 / Dodge & Cox Global Stock Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Total Securities	$11,170,077,784	$167,353,776
Other Investments
Futures Contracts
Appreciation	$2,440,721	$—
Currency Forward Contracts
Appreciation	—	7,297,324
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Global Stock Fund / 6

DODGE & COX INTERNATIONAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)
                March 31, 2024
Common Stocks: 92.4%
	Shares	Value
Communication Services: 3.6%
Media & Entertainment: 1.5%
Baidu, Inc. ADR, Class A(a) (China)	2,348,785	$247,280,085
Grupo Televisa SAB ADR (Mexico)	46,380,780	148,418,496
NetEase, Inc. ADR (China)	895,426	92,649,728
Tencent Holdings, Ltd. (China)	6,309,500	244,902,337
		733,250,646
Telecommunication Services: 2.1%
Deutsche Telekom AG (Germany)	25,935,500	629,561,512
Liberty Global, Ltd., Class A(a) (Belgium)	4,612,561	78,044,532
Liberty Global, Ltd., Class C(a) (Belgium)	8,459,768	149,230,307
Millicom International Cellular SA SDR(a) (Guatemala)	8,247,010	168,114,498
		1,024,950,849
		1,758,201,495
Consumer Discretionary: 11.8%
Automobiles & Components: 2.8%
Honda Motor Co., Ltd. (Japan)	41,879,865	515,544,513
Stellantis NV (Netherlands)	30,000,000	852,669,021
		1,368,213,534
Consumer Discretionary Distribution & Retail: 4.8%
Alibaba Group Holding, Ltd. ADR (China)	12,050,800	871,995,888
JD.com, Inc. ADR, Class A (China)	18,372,748	503,229,568
Prosus NV, Class N (China)	30,246,945	948,772,890
		2,323,998,346
Consumer Durables & Apparel: 1.1%
adidas AG (Germany)	1,453,800	324,665,422
Kering SA (France)	576,700	227,932,983
		552,598,405
Consumer Services: 3.1%
Booking Holdings, Inc. (United States)	174,500	633,065,060
Entain PLC(b) (United Kingdom)	48,734,596	490,483,603
Flutter Entertainment PLC(a) (Ireland)	604,478	119,378,360
Ollamani SAB(a) (Mexico)	11,595,195	21,028,911
Yum China Holdings, Inc. (China)	6,359,100	253,028,589
		1,516,984,523
		5,761,794,808
Consumer Staples: 7.2%
Consumer Staples Distribution & Retail: 0.8%
Seven & i Holdings Co., Ltd. (Japan)	27,323,700	397,094,332
Food, Beverage & Tobacco: 4.3%
Anheuser-Busch InBev SA/NV (Belgium)	13,195,900	803,786,886
Danone SA (France)	6,521,400	421,362,788
Imperial Brands PLC (United Kingdom)	38,224,397	853,934,975
		2,079,084,649
Household & Personal Products: 2.1%
Beiersdorf AG (Germany)	2,515,000	366,160,848
Haleon PLC (United Kingdom)	158,253,904	665,334,368
		1,031,495,216
		3,507,674,197
Energy: 7.3%
Equinor ASA (Norway)	13,819,538	370,797,257
Ovintiv, Inc.(b) (United States)	6,115,621	317,400,730

	Shares	Value
Suncor Energy, Inc. (Canada)	29,228,854	$1,078,837,001
TC Energy Corp. (Canada)	11,385,400	457,693,080
TotalEnergies SE (France)	19,464,870	1,332,849,252
		3,557,577,320
Financials: 22.8%
Banks: 16.0%
Axis Bank, Ltd. (India)	77,344,050	970,481,081
Banco Santander SA (Spain)	367,562,616	1,792,977,732
Barclays PLC (United Kingdom)	540,610,208	1,250,030,482
BNP Paribas SA, Class A (France)	22,721,892	1,614,459,833
Credicorp, Ltd. (Peru)	3,335,080	565,062,604
HDFC Bank, Ltd. (India)	44,784,900	777,000,094
ICICI Bank, Ltd. (India)	11,754,131	154,469,174
Standard Chartered PLC (United Kingdom)	82,635,914	700,262,813
		7,824,743,813
Financial Services: 3.6%
UBS Group AG (Switzerland)	42,679,442	1,312,776,760
XP, Inc., Class A (Brazil)	17,776,502	456,145,041
		1,768,921,801
Insurance: 3.2%
Aegon, Ltd. (Netherlands)	52,466,275	319,808,282
Aviva PLC (United Kingdom)	99,490,252	623,588,559
Prudential PLC (Hong Kong)	66,187,447	620,690,839
		1,564,087,680
		11,157,753,294
Health Care: 13.7%
Health Care Equipment & Services: 1.7%
Fresenius Medical Care AG (Germany)	14,547,062	559,494,537
Olympus Corp. (Japan)	19,797,900	284,256,412
		843,750,949
Pharmaceuticals, Biotechnology & Life Sciences: 12.0%
Bayer AG (Germany)	16,767,110	514,275,814
GSK PLC (United Kingdom)	68,472,120	1,476,607,496
Novartis AG (Switzerland)	14,908,470	1,444,312,274
Roche Holding AG (Switzerland)	3,372,500	858,971,281
Sanofi (France)	15,600,422	1,530,903,531
		5,825,070,396
		6,668,821,345
Industrials: 7.3%
Capital Goods: 7.3%
Johnson Controls International PLC (United States)	20,612,699	1,346,421,499
Mitsubishi Electric Corp. (Japan)	68,052,100	1,133,527,349
NIDEC Corp. (Japan)	3,792,600	155,933,032
Schneider Electric SE (France)	2,269,046	513,214,826
Smiths Group PLC(b) (United Kingdom)	20,175,116	417,991,856
		3,567,088,562
Information Technology: 6.0%
Semiconductors & Semiconductor Equipment: 2.4%
Infineon Technologies AG (Germany)	7,047,300	239,607,880
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	38,252,000	919,142,844
		1,158,750,724
Technology, Hardware & Equipment: 3.6%
Brother Industries, Ltd. (Japan)	9,270,900	171,417,949
Kyocera Corp. (Japan)	26,733,600	355,582,664
Murata Manufacturing Co., Ltd. (Japan)	22,191,000	415,513,208
1 / Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                March 31, 2024
Common Stocks (continued)
	Shares	Value
Samsung Electronics Co., Ltd. (South Korea)	4,419,500	$265,252,071
TE Connectivity, Ltd. (United States)	3,871,985	562,367,101
		1,770,132,993
		2,928,883,717
Materials: 11.3%
Akzo Nobel NV(b) (Netherlands)	11,504,360	858,626,025
Glencore PLC (Australia)	134,762,161	740,401,903
Holcim AG (Switzerland)	16,240,941	1,470,571,871
International Flavors & Fragrances, Inc. (United States)	5,731,200	492,825,888
Linde PLC (United States)	1,277,735	593,277,915
Mitsubishi Chemical Group Corp.(b) (Japan)	79,345,700	481,850,324
Nutrien, Ltd. (Canada)	7,822,959	424,864,903
Teck Resources, Ltd., Class B (Canada)	10,040,840	459,669,655
		5,522,088,484
Real Estate: 1.4%
Real Estate Management & Development: 1.4%
CK Asset Holdings, Ltd. (Hong Kong)	59,144,600	243,321,892
Daito Trust Construction Co., Ltd. (Japan)	2,849,000	324,083,631
Hang Lung Group, Ltd.(b) (Hong Kong)	93,433,300	107,556,508
		674,962,031
Total Common Stocks (Cost $37,724,770,407)		$45,104,845,253
Preferred Stocks: 3.3%
	Shares	Value
Financials: 2.5%
Banks: 2.5%
Itau Unibanco Holding SA, Pfd (Brazil)	176,002,651	$1,215,602,311
Information Technology: 0.8%
Technology, Hardware & Equipment: 0.8%
Samsung Electronics Co., Ltd., Pfd (South Korea)	7,414,600	370,110,396
Total Preferred Stocks (Cost $1,008,430,379)		$1,585,712,707
Short-Term Investments: 3.6%
	Par Value/ Shares	Value
Repurchase Agreements: 3.0%
Fixed Income Clearing Corporation(c) 5.29%, dated 3/28/24, due 4/1/24, maturity value $427,250,981	$427,000,000	$427,000,000
Fixed Income Clearing Corporation(c) 2.70%, dated 3/28/24, due 4/1/24, maturity value $48,834,205	48,819,559	48,819,559

	Par Value/ Shares	Value
Royal Bank of Canada(c) 5.29%, dated 3/28/24, due 4/1/24, maturity value $500,293,889	$500,000,000	$500,000,000
Standard Chartered(c) 5.30%, dated 3/28/24, due 4/1/24, maturity value $500,294,444	500,000,000	500,000,000
		1,475,819,559
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	291,884,277	291,884,277
Total Short-Term Investments (Cost $1,767,703,836)		$1,767,703,836
Total Investments In Securities (Cost $40,500,904,622)	99.3%	$48,458,261,796
Other Assets Less Liabilities	0.7%	345,902,870
Net Assets	100.0%	$48,804,164,666
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)
Repurchase agreements are collateralized by:
Fixed Income Clearing Corporation: U.S. Treasury Note 5.00%, 9/30/25.
U.S. Treasury Inflation Indexed Notes 1.125%, 1/15/33. Total collateral value is $485,336,127.
Royal Bank of Canada: U.S. Treasury Notes 0.75%-2.00%, 2/15/25-5/15/31.
U.S. Treasury Bonds 2.25%-3.00%, 11/15/42-5/15/47. U.S. Treasury
Inflation Indexed Notes 0.125%-0.625%, 1/15/26-1/15/31. Total collateral value is $510,074,989.
Standard Chartered: U.S. Treasury Bills 4/25/24-10/31/24. U.S. Treasury
Notes 0.25%-5.00%, 4/30/24-11/15/33. U.S.Treasury Bonds 2.375%-4.75%,
5/15/39-11/15/52. Total collateral value is $510,300,349.

The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
SDR: Swedish Depository Receipt
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index— Long Position	4,002	6/21/24	$217,820,766	$5,228,161
MSCI EAFE Index— Long Position	4,159	6/21/24	490,158,945	4,334,609
MSCI Emerging Markets Index— Long Position	7,261	6/21/24	380,839,450	531,184
				$10,093,954
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox International Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)
                March 31, 2024
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Citibank	4/17/24	USD	36,238,472	CNH	254,030,460	$1,247,238
JPMorgan	4/17/24	USD	44,720,837	CNH	315,000,158	1,331,377
JPMorgan	4/17/24	USD	51,511,809	CNH	363,117,041	1,494,525
UBS	4/17/24	USD	36,259,967	CNH	254,030,079	1,268,785
UBS	4/17/24	USD	36,245,432	CNH	254,030,461	1,254,198
Bank of America	5/22/24	USD	31,537,874	CNH	221,175,111	1,023,747
Barclays	5/22/24	USD	31,552,721	CNH	221,175,111	1,038,594
Citibank	5/22/24	USD	31,605,459	CNH	221,175,000	1,091,347
JPMorgan	5/22/24	USD	31,574,746	CNH	221,174,778	1,060,665
JPMorgan	5/22/24	USD	33,481,294	CNH	237,208,272	755,173
UBS	5/22/24	USD	37,138,160	CNH	267,157,068	280,194
Bank of America	6/5/24	USD	44,884,605	CNH	315,000,157	1,392,387
HSBC	6/5/24	USD	42,843,678	CNH	300,000,000	1,422,538
HSBC	6/5/24	USD	42,862,041	CNH	300,000,000	1,440,902
HSBC	6/5/24	USD	26,791,995	CNH	192,254,000	247,396
HSBC	6/5/24	USD	35,894,973	CNH	253,885,143	840,933
HSBC	7/10/24	USD	45,984,726	CNH	319,124,801	1,828,122
HSBC	7/10/24	USD	45,960,498	CNH	319,172,675	1,797,269
JPMorgan	7/10/24	USD	45,957,189	CNH	319,172,675	1,793,960
JPMorgan	7/10/24	USD	30,459,246	CNH	214,883,585	726,272
Citibank	8/14/24	USD	44,613,168	CNH	314,582,033	984,769
HSBC	8/14/24	USD	44,589,941	CNH	314,582,033	961,542
HSBC	8/14/24	USD	44,630,994	CNH	314,581,561	1,002,661
State Street	8/14/24	USD	30,831,442	CNH	220,444,807	258,640
UBS	8/14/24	USD	35,244,517	CNH	249,333,458	665,239
Bank of America	9/12/24	USD	39,640,518	CNH	282,815,279	342,671
HSBC	9/12/24	USD	39,652,785	CNH	282,815,562	354,899
HSBC	9/12/24	USD	39,633,356	CNH	282,815,705	335,450
HSBC	9/12/24	USD	39,630,579	CNH	282,815,704	332,673
JPMorgan	9/12/24	USD	35,330,366	CNH	249,333,458	684,897
HSBC	10/17/24	USD	37,435,593	CNH	267,657,000	156,976
HSBC	10/17/24	USD	45,014,110	CNH	320,428,438	385,615
HSBC	10/17/24	USD	35,425,689	CNH	249,333,084	699,183
UBS	10/17/24	USD	37,449,211	CNH	267,657,000	170,594
UBS	10/17/24	USD	45,033,405	CNH	320,428,437	404,910
HSBC	11/7/24	USD	34,512,811	CNH	245,144,500	320,188
HSBC	11/7/24	USD	42,324,480	CNH	300,000,150	480,620
HSBC	11/7/24	USD	42,316,122	CNH	300,000,150	472,262
HSBC	11/7/24	USD	17,867,049	CNH	126,437,960	231,550
UBS	11/7/24	USD	34,524,720	CNH	245,144,500	332,096
UBS	11/7/24	USD	42,341,860	CNH	299,999,700	498,062
HSBC	12/5/24	USD	44,524,814	CNH	309,914,970	1,214,330
HSBC	12/5/24	USD	44,510,701	CNH	309,914,660	1,200,261
JPMorgan	12/5/24	USD	44,521,639	CNH	309,915,126	1,211,133
UBS	12/5/24	USD	44,515,243	CNH	309,915,125	1,204,738
UBS	12/5/24	USD	44,532,492	CNH	309,914,970	1,222,008
HSBC	1/9/25	USD	39,819,320	CNH	278,404,739	820,111
HSBC	1/9/25	USD	39,841,524	CNH	278,404,600	842,334
JPMorgan	1/9/25	USD	39,803,949	CNH	278,404,740	804,739
JPMorgan	1/9/25	USD	39,819,830	CNH	278,404,321	820,679
UBS	1/9/25	USD	39,840,384	CNH	278,404,600	841,194
Barclays	2/13/25	USD	42,100,204	CNH	296,141,258	526,989
HSBC	2/13/25	USD	63,102,635	CNH	444,210,999	742,936
HSBC	2/13/25	USD	42,080,400	CNH	296,140,814	507,247
UBS	2/13/25	USD	42,135,546	CNH	296,141,259	562,330
UBS	2/13/25	USD	42,746,809	CNH	300,347,626	583,090
HSBC	3/13/25	USD	40,963,508	CNH	287,637,561	514,286
HSBC	3/13/25	USD	40,961,113	CNH	287,637,129	511,952
State Street	3/13/25	USD	40,965,258	CNH	287,637,561	516,037
State Street	3/13/25	USD	40,973,991	CNH	287,637,416	524,790
3 / Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                March 31, 2024
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	3/13/25	USD	40,954,739	CNH	287,637,416	$505,537
UBS	3/13/25	USD	21,086,210	CNH	147,932,414	283,117
Unrealized gain on currency forward contracts						49,370,957
Unrealized loss on currency forward contracts						—
Net unrealized gain on currency forward contracts						$49,370,957
The listed counterparty may be the parent company or one of its subsidiaries.
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended March 31, 2024. Further detail on these holdings and related activity during the period appear below.
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 4.8%
Consumer Discretionary 1.0%
Entain PLC	$617,592,662	$—	$—	$—	$(127,109,059)	$490,483,603	$5,529,508
Energy 0.0%
Ovintiv, Inc.	681,248,566	—	(481,087,493)	220,059,337	(102,819,680)	— (a)	4,653,337
Industrials 0.9%
Smiths Group PLC	453,505,442	—	—	—	(35,513,586)	417,991,856	—
Materials 2.7%
Akzo Nobel NV	950,231,957	—	—	—	(91,605,932)	858,626,025	—
Mitsubishi Chemical Group Corp.	664,985,260	—	(176,256,710)	(71,150,458)	64,272,232	481,850,324	7,610,235
						1,340,476,349
Real Estate 0.2%
Hang Lung Group, Ltd.	127,313,864	—	—	—	(19,757,356)	107,556,508	—
				$148,908,879	$(312,533,381)	$2,356,508,316	$17,793,080
(a)	Company was not an affiliate at period end
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox International Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$1,758,201,495	$—
Consumer Discretionary	5,761,794,808	—
Consumer Staples	3,507,674,197	—
Energy	3,186,780,063	370,797,257
Financials	11,157,753,294	—
Health Care	6,668,821,345	—
Industrials	3,567,088,562	—
Information Technology	2,928,883,717	—
Materials	5,522,088,484	—
Real Estate	674,962,031	—
Preferred Stocks
Financials	1,215,602,311	—
Information Technology	370,110,396	—
Short-Term Investments
Repurchase Agreements	—	1,475,819,559
Money Market Fund	291,884,277	—
5 / Dodge & Cox International Stock Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Total Securities	$46,611,644,980	$1,846,616,816
Other Investments
Futures Contracts
Appreciation	$10,093,954	$—
Currency Forward Contracts
Appreciation	—	49,370,957
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox International Stock Fund / 6

DODGE & COX EMERGING MARKETS STOCK FUND
Portfolio of Investments (unaudited)
                March 31, 2024
Common Stocks: 88.8%
	Shares	Value
Communication Services: 7.8%
Media & Entertainment: 6.4%
AfreecaTV Co., Ltd. (South Korea)	7,000	$640,074
Astro Malaysia Holdings BHD (Malaysia)	2,224,314	143,292
Baidu, Inc. ADR, Class A(a) (China)	43,044	4,531,672
Grupo Televisa SAB (Mexico)	3,461,814	2,207,494
IGG, Inc.(a) (Singapore)	1,068,600	450,546
JOYY, Inc. ADR, Class A (China)	31,810	978,158
Megacable Holdings SAB de CV (Mexico)	349,031	974,612
MultiChoice Group(a) (South Africa)	256,669	1,539,472
NetEase, Inc. ADR (China)	10,800	1,117,476
Sun TV Network, Ltd. (India)	186,515	1,335,085
Tencent Holdings, Ltd. (China)	130,300	5,057,576
XD, Inc.(a)(b) (China)	754,800	1,533,343
		20,508,800
Telecommunication Services: 1.4%
America Movil SAB de CV, Series B (Mexico)	683,300	639,637
China Tower Corp., Ltd., Class H(b)(c) (China)	5,444,800	626,087
Millicom International Cellular SA SDR(a) (Guatemala)	67,179	1,369,437
Safaricom PLC (Kenya)	6,724,700	888,120
Singapore Telecommunications, Ltd. (Singapore)	385,000	721,385
Sitios Latinoamerica SAB de CV(a) (Brazil)	999,449	339,600
		4,584,266
		25,093,066
Consumer Discretionary: 15.3%
Automobiles & Components: 1.4%
Fuyao Glass Industry Group Co., Ltd., Class H(b)(c) (China)	159,929	805,070
Hankook Tire & Technology Co., Ltd. (South Korea)	33,100	1,330,147
Hyundai Mobis Co., Ltd. (South Korea)	6,686	1,298,711
Kia Corp. (South Korea)	15,435	1,284,100
		4,718,028
Consumer Discretionary Distribution & Retail: 8.9%
Alibaba Group Holding, Ltd. ADR (China)	159,841	11,566,095
China Tourism Group Duty Free Corp., Ltd., Class A (China)	87,450	1,037,749
China Yongda Automobiles Services Holdings, Ltd. (China)	1,665,700	463,942
Cuckoo Homesys Co., Ltd. (South Korea)	32,256	542,691
Detsky Mir PJSC(a)(b)(c)(d) (Russia)	148,750	16
JD.com, Inc., Class A (China)	372,021	5,128,603
Motus Holdings, Ltd. (South Africa)	115,399	533,004
Prosus NV, Class N (China)	201,100	6,308,017
Vibra Energia SA (Brazil)	146,629	731,186
Vipshop Holdings, Ltd. ADR (China)	87,597	1,449,730
Zhongsheng Group Holdings, Ltd. (China)	388,800	673,591
		28,434,624
Consumer Durables & Apparel: 1.7%
Feng Tay Enterprise Co., Ltd. (Taiwan)	166,320	821,115

	Shares	Value
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	210,014	$1,133,601
Haier Smart Home Co., Ltd., Class H (China)	279,200	868,609
Man Wah Holdings, Ltd. (Hong Kong)	1,264,000	891,449
Midea Group Co., Ltd., Class A (China)	80,371	714,699
Pou Chen Corp. (Taiwan)	890,143	1,008,255
		5,437,728
Consumer Services: 3.3%
Afya, Ltd., Class A(a) (Brazil)	26,776	497,498
H World Group, Ltd. (China)	162,140	627,687
Humansoft Holding Co. KSC (Kuwait)	63,998	693,225
Las Vegas Sands Corp. (United States)	27,000	1,395,900
Leejam Sports Co. JSC (Saudi Arabia)	13,326	775,292
Ollamani SAB(a) (Mexico)	173,091	313,916
Sands China, Ltd.(a) (Macau)	307,443	866,131
Ser Educacional SA(b)(c) (Brazil)	290,600	389,946
Trip.com Group, Ltd. ADR (China)	28,100	1,233,309
Yum China Holdings, Inc. (China)	93,070	3,703,255
		10,496,159
		49,086,539
Consumer Staples: 5.4%
Consumer Staples Distribution & Retail: 0.6%
Atacadao SA (Brazil)	70,800	192,408
BIM Birlesik Magazalar AS (Turkey)	53,734	584,201
Grupo Comercial Chedraui SAB de CV, Class B (Mexico)	61,600	496,682
Wal-Mart de Mexico SAB de CV (Mexico)	133,757	544,893
Yonghui Superstores Co., Ltd., Class A(a) (China)	1,107,200	349,130
		2,167,314
Food, Beverage & Tobacco: 4.6%
Ambev SA (Brazil)	86,200	214,666
Anadolu Efes Biracilik Ve Malt (Turkey)	136,809	639,814
Anheuser-Busch InBev SA/NV (Belgium)	89,663	5,461,541
Arca Continental SAB de CV (Mexico)	54,371	594,323
Century Pacific Food, Inc. (Philippines)	1,000,743	712,014
China Feihe, Ltd.(b)(c) (China)	1,322,557	621,831
Coca-Cola HBC AG (Italy)	30,280	956,594
Eastern Co. SAE (Egypt)	185,410	105,613
Fomento Economico Mexicano SAB de CV (Mexico)	51,343	671,235
GFPT PCL NVDR (Thailand)	1,372,529	458,920
JBS SA (Brazil)	44,500	190,763
Kweichow Moutai Co., Ltd., Class A (China)	1,962	459,719
PT Indofood CBP Sukses Makmur Tbk (Indonesia)	990,914	724,983
Sanquan Food Co., Ltd., Class A (China)	310,905	509,877
Saudia Dairy & Foodstuff Co. (Saudi Arabia)	6,783	699,912
Thai Union Group PCL NVDR (Thailand)	1,190,900	469,996
Tingyi (Cayman Islands) Holding Corp. (China)	338,000	370,522
Vietnam Dairy Products JSC (Vietnam)	124,700	340,480
WH Group, Ltd.(b)(c) (Hong Kong)	723,027	476,666
		14,679,469
1 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2024
Common Stocks (continued)
	Shares	Value
Household & Personal Products: 0.2%
Grape King Bio, Ltd. (Taiwan)	126,714	$639,440
		17,486,223
Energy: 4.9%
China Suntien Green Energy Corp., Ltd., Class H (China)	2,229,000	842,970
Ecopetrol SA (Colombia)	1,207,199	653,642
Geopark, Ltd. (Colombia)	70,828	679,949
INPEX Corp. (Japan)	80,000	1,215,220
LUKOIL PJSC(a)(d) (Russia)	7,143	1
Motor Oil (Hellas) Corinth Refineries SA (Greece)	38,721	1,153,802
National Energy Services Reunited Corp.(a) (United States)	740,930	5,927,440
Novatek PJSC(a)(d) (Russia)	30,294	3
Petroleo Brasileiro SA (Brazil)	387,343	2,956,392
PTT Exploration & Production PCL NVDR (Thailand)	296,600	1,211,193
Saudi Arabian Oil Co.(b)(c) (Saudi Arabia)	122,240	1,002,234
		15,642,846
Financials: 20.3%
Banks: 14.6%
Asia Commercial Bank JSC (Vietnam)	275,000	314,428
Axis Bank, Ltd. (India)	667,856	8,379,980
Banca Transilvania SA (Romania)	69,797	421,837
Bangkok Bank PCL NVDR (Thailand)	121,000	460,952
Bank Polska Kasa Opieki SA (Poland)	5,000	227,637
BDO Unibank, Inc. (Philippines)	211,725	582,128
BRAC Bank PLC (Bangladesh)	1,075,251	394,830
China Merchants Bank Co., Ltd., Class H (China)	131,800	521,178
Commercial International Bank (Egypt) SAE (Egypt)	234,983	396,596
Credicorp, Ltd. (Peru)	38,643	6,547,284
Equity Group Holdings PLC (Kenya)	1,408,729	504,683
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	68,943	741,882
HDFC Bank, Ltd. (India)	466,000	8,084,914
Hong Leong Financial Group BHD (Malaysia)	143,800	498,515
ICICI Bank, Ltd. (India)	274,742	3,610,575
IndusInd Bank, Ltd. (India)	79,693	1,480,822
Intercorp Financial Services, Inc. (Peru)	26,167	623,036
JB Financial Group Co., Ltd. (South Korea)	140,031	1,356,363
Kasikornbank PCL NVDR (Thailand)	150,043	509,910
KB Financial Group, Inc. (South Korea)	26,619	1,390,021
Metropolitan Bank & Trust Co. (Philippines)	660,890	768,102
Military Commercial Joint Stock Bank (Vietnam)	1,139,725	1,172,131
OTP Bank Nyrt. (Hungary)	9,310	428,494
PT Bank Negara Indonesia Persero Tbk, Class B (Indonesia)	1,800,000	669,820
PT Bank Rakyat Indonesia Persero Tbk, Class B (Indonesia)	2,173,613	829,414
Saudi Awwal Bank (Saudi Arabia)	53,200	588,668
Shinhan Financial Group Co., Ltd. (South Korea)	109,817	3,850,223
The Commercial Bank PSQC (Qatar)	200,000	271,079
Vietnam Technological & Commercial Joint Stock Bank(a) (Vietnam)	615,900	1,192,305
		46,817,807

	Shares	Value
Financial Services: 2.8%
AEON Credit Service (M) BHD (Malaysia)	380,000	$491,775
Chailease Holding Co., Ltd. (Taiwan)	97,236	521,067
Cielo SA (Brazil)	347,129	373,748
FirstRand, Ltd. (South Africa)	219,570	715,631
Grupo de Inversiones Suramericana SA (Colombia)	26,609	207,412
Kaspi.KZ JSC ADR (Kazakhstan)	5,239	673,945
Noah Holdings, Ltd. ADR, Class A (China)	25,511	291,591
XP, Inc., Class A (Brazil)	221,696	5,688,720
		8,963,889
Insurance: 2.9%
BB Seguridade Participacoes SA (Brazil)	44,300	287,242
China Pacific Insurance Group Co., Ltd., Class H (China)	221,200	387,183
Korean Reinsurance Co. (South Korea)	149,654	924,881
Old Mutual, Ltd. (South Africa)	800,842	496,826
Ping An Insurance Group Co. of China, Ltd., Class H (China)	208,657	881,079
Prudential PLC (Hong Kong)	461,340	4,326,342
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	5,253	1,205,703
Sanlam, Ltd. (South Africa)	171,818	629,485
		9,138,741
		64,920,437
Health Care: 4.0%
Health Care Equipment & Services: 2.0%
China Isotope & Radiation Corp. (China)	128,400	165,362
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H (China)	212,786	523,068
Shandong Pharmaceutical Glass Co., Ltd., Class A (China)	191,730	755,853
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (China)	847,000	528,097
Sinocare, Inc., Class A (China)	175,357	498,619
Sinopharm Group Co., Ltd., Class H (China)	1,104,814	2,830,178
Sonoscape Medical Corp., Class A (China)	119,600	620,043
Tofflon Science & Technology Group Co., Ltd., Class A (China)	280,160	559,371
		6,480,591
Pharmaceuticals, Biotechnology & Life Sciences: 2.0%
Adcock Ingram Holdings, Ltd. (South Africa)	179,120	520,148
Aurobindo Pharma, Ltd. (India)	70,000	914,841
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (China)	521,700	596,560
Dr Reddy's Laboratories, Ltd. (India)	19,952	1,468,976
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A (China)	153,494	976,682
Richter Gedeon Nyrt. (Hungary)	27,825	705,881
Zhejiang NHU Co., Ltd., Class A (China)	526,363	1,213,295
		6,396,383
		12,876,974
Industrials: 5.8%
Capital Goods: 3.3%
BOC Aviation, Ltd.(b)(c) (China)	95,500	735,751
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 2

Portfolio of Investments (unaudited)
                March 31, 2024
Common Stocks (continued)
	Shares	Value
Chicony Power Technology Co., Ltd. (Taiwan)	200,000	$1,106,129
Doosan Bobcat, Inc. (South Korea)	37,188	1,491,664
Ferreycorp SAA (Peru)	534,750	416,784
Goldwind Science & Technology Co., Ltd., Class H (China)	1,535,800	569,040
KOC Holding AS (Turkey)	216,034	1,359,129
Larsen & Toubro, Ltd. (India)	31,754	1,433,418
PT Astra International Tbk (Indonesia)	3,074,800	998,752
SFA Engineering Corp. (South Korea)	59,354	1,126,459
United Integrated Services Co., Ltd. (Taiwan)	104,153	1,264,344
		10,501,470
Transportation: 2.5%
Air Arabia PJSC (United Arab Emirates)	892,426	673,162
Aramex PJSC (United Arab Emirates)	930,921	621,079
Cebu Air, Inc.(a) (Philippines)	1,371,796	780,874
Copa Holdings SA, Class A (Panama)	8,536	889,110
Globaltrans Investment PLC GDR(a)(b)(d) (Russia)	62,160	335,466
Gulf Warehousing Co. (Qatar)	594,367	530,539
Hyundai Glovis Co., Ltd. (South Korea)	9,604	1,288,381
International Container Terminal Services, Inc. (Philippines)	188,000	1,078,950
Movida Participacoes SA (Brazil)	220,500	373,699
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	61,281	652,119
Westports Holdings BHD (Malaysia)	1,025,000	833,713
		8,057,092
		18,558,562
Information Technology: 12.6%
Semiconductors & Semiconductor Equipment: 10.1%
Alpha & Omega Semiconductor, Ltd.(a) (United States)	44,893	989,442
ASE Technology Holding Co., Ltd. (Taiwan)	313,000	1,515,928
Elan Microelectronics Corp. (Taiwan)	236,000	1,183,558
Nanya Technology Corp. (Taiwan)	200,000	422,454
Novatek Microelectronics Corp. (Taiwan)	82,857	1,524,920
Powertech Technology, Inc. (Taiwan)	296,714	1,863,531
Realtek Semiconductor Corp. (Taiwan)	90,000	1,566,391
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	970,143	23,311,199
		32,377,423
Software & Services: 1.1%
Asseco Poland SA (Poland)	55,638	1,079,525
Chinasoft International, Ltd. (China)	1,717,100	1,035,494
Hancom, Inc. (South Korea)	20,311	325,127
Shanghai Baosight Software Co., Ltd., Class A (China)	177,580	940,680
		3,380,826
Technology, Hardware & Equipment: 1.4%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Brazil)	206,600	864,644
Lenovo Group, Ltd. (China)	975,271	1,130,167
Wistron NeWeb Corp. (Taiwan)	266,806	1,288,032
Yageo Corp. (Taiwan)	70,641	1,311,130
		4,593,973
		40,352,222

	Shares	Value
Materials: 7.5%
Alpek SAB de CV, Class A(a) (Mexico)	233,148	$171,482
Alrosa PJSC(a)(d) (Russia)	215,620	23
Anhui Conch Cement Co., Ltd., Class H (China)	120,200	250,017
Cemex SAB de CV ADR(a) (Mexico)	565,714	5,097,083
Duc Giang Chemicals JSC (Vietnam)	139,500	697,078
Glencore PLC (Australia)	1,158,408	6,364,453
Indorama Ventures PCL NVDR (Thailand)	473,000	309,824
KCC Corp. (South Korea)	3,495	687,967
Loma Negra Cia Industrial Argentina SA ADR (Argentina)	38,386	256,418
Mondi PLC (Austria)	31,689	558,148
Nine Dragons Paper Holdings, Ltd.(a) (Hong Kong)	484,600	201,842
Orbia Advance Corp. SAB de CV (Mexico)	102,038	213,001
PTT Global Chemical PCL NVDR (Thailand)	342,343	356,534
Sahara International Petrochemical Co. (Saudi Arabia)	16,400	135,337
Severstal PAO(a)(d) (Russia)	16,182	2
Shandong Sinocera Functional Material Co., Ltd., Class A (China)	534,860	1,254,976
Suzano SA (Brazil)	10,700	136,497
Teck Resources, Ltd., Class B (Canada)	110,200	5,044,956
UPL, Ltd. (India)	241,003	1,317,964
Wanhua Chemical Group Co., Ltd., Class A (China)	82,000	908,376
		23,961,978
Real Estate: 2.7%
Equity Real Estate Investment Trusts (Reits): 0.3%
Macquarie Mexico Real Estate Management SAB de CV REIT(b)(c) (Mexico)	230,849	447,777
Prologis Property Mexico SAB de CV REIT (Mexico)	127,316	556,949
		1,004,726
Real Estate Management & Development: 2.4%
China Resources Land, Ltd. (China)	188,129	594,896
Emaar Development PJSC (United Arab Emirates)	471,551	1,052,956
Greentown Service Group Co., Ltd.(b) (China)	8,288,871	3,166,480
Hang Lung Group, Ltd. (Hong Kong)	675,129	777,181
KE Holdings, Inc. ADR, Class A (China)	35,340	485,218
Megaworld Corp. (Philippines)	43,260,943	1,477,571
		7,554,302
		8,559,028
Utilities: 2.5%
China Gas Holdings, Ltd. (China)	656,357	592,045
China Water Affairs Group, Ltd. (China)	1,190,000	697,863
Engie Energia Chile SA(a) (Chile)	452,886	361,932
GAIL (India), Ltd. (India)	740,000	1,613,932
KunLun Energy Co., Ltd. (China)	722,900	603,117
Mahanagar Gas, Ltd.(b) (India)	85,896	1,409,157
NTPC, Ltd. (India)	376,387	1,521,749
Tenaga Nasional BHD (Malaysia)	492,943	1,170,944
		7,970,739
Total Common Stocks (Cost $289,547,002)		$284,508,614
3 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2024
Preferred Stocks: 6.8%
	Shares	Value
Consumer Discretionary: 0.5%
Automobiles & Components: 0.5%
Hyundai Motor Co., Pfd 2 (South Korea)	13,000	$1,514,132
Consumer Staples: 0.5%
Food, Beverage & Tobacco: 0.1%
Embotelladora Andina SA, Pfd, Class B (Chile)	142,771	361,689
Household & Personal Products: 0.4%
Amorepacific Corp., Pfd (South Korea)	17,010	461,181
LG H&H Co., Ltd., Pfd (South Korea)	5,155	650,956
		1,112,137
		1,473,826
Financials: 3.0%
Banks: 3.0%
Itau Unibanco Holding SA, Pfd (Brazil)	1,398,800	9,661,130
Industrials: 0.1%
Capital Goods: 0.1%
DL E&C Co., Ltd., Pfd (South Korea)	7,401	102,033
DL E&C Co., Ltd., Pfd 2 (South Korea)	6,907	125,955
		227,988
Information Technology: 2.6%
Technology, Hardware & Equipment: 2.6%
Samsung Electro-Mechanics Co., Ltd., Pfd (South Korea)	20,577	1,121,896
Samsung Electronics Co., Ltd., Pfd (South Korea)	146,479	7,311,709
		8,433,605
Braskem SA, Pfd, Class A(a) (Brazil)	30,000	157,914
Utilities: 0.1%
Centrais Eletricas Brasileiras SA, Pfd, Class B (Brazil)	33,700	313,321
Total Preferred Stocks (Cost $22,235,027)		$21,781,916
Short-Term Investments: 3.8%
	Par Value/ Shares	Value
Repurchase Agreements: 2.6%
Fixed Income Clearing Corporation(e) 5.29%, dated 3/28/24, due 4/1/24, maturity value $8,004,702	$8,000,000	$8,000,000
Fixed Income Clearing Corporation(e) 2.70%, dated 3/28/24, due 4/1/24, maturity value $319,330	319,234	319,234
		8,319,234

	Par Value/ Shares	Value
Money Market Fund: 1.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class	3,936,745	$3,936,745
Total Short-Term Investments (Cost $12,255,979)		$12,255,979
Total Investments In Securities (Cost $324,038,008)	99.4%	$318,546,509
Other Assets Less Liabilities	0.6%	1,779,607
Net Assets	100.0%	$320,326,116
(a)	Non-income producing
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Valued using significant unobservable inputs.
(e)	Repurchase agreement is collateralized by U.S. Treasury Note 5.00%, 9/30/25. U.S. Treasury Inflation Indexed Note 0.625%, 7/15/32. Total collateral value is $8,485,748.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
NVDR: Non-Voting Depository Receipt
SDR: Swedish Depository Receipt
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index— Long Position	208	6/21/24	$10,909,600	$2,939
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 4

Portfolio of Investments (unaudited)
                March 31, 2024
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
HSBC	4/17/24	USD	370,729	CNH	2,492,000	$27,470
JPMorgan	4/17/24	USD	775,722	CNH	5,468,216	22,506
Bank of America	5/22/24	USD	151,968	CNH	1,065,751	4,933
Barclays	5/22/24	USD	152,040	CNH	1,065,751	5,005
Citibank	5/22/24	USD	152,294	CNH	1,065,750	5,259
JPMorgan	5/22/24	USD	152,145	CNH	1,065,748	5,111
HSBC	6/5/24	USD	2,241,772	CNH	15,513,000	99,885
HSBC	6/5/24	USD	137,406	CNH	986,000	1,269
UBS	8/14/24	USD	395,323	CNH	2,796,669	7,462
JPMorgan	9/12/24	USD	396,286	CNH	2,796,668	7,682
UBS	9/12/24	USD	1,050,868	CNH	7,500,000	8,726
HSBC	10/17/24	USD	397,355	CNH	2,796,663	7,842
HSBC	11/7/24	USD	177,108	CNH	1,258,000	1,643
HSBC	11/7/24	USD	99,359	CNH	703,120	1,288
UBS	11/7/24	USD	177,169	CNH	1,258,000	1,704
HSBC	12/5/24	USD	670,291	CNH	4,667,035	18,075
HSBC	12/5/24	USD	670,504	CNH	4,667,040	18,287
JPMorgan	12/5/24	USD	670,456	CNH	4,667,043	18,239
UBS	12/5/24	USD	670,619	CNH	4,667,040	18,402
UBS	12/5/24	USD	670,359	CNH	4,667,042	18,142
Barclays	2/13/25	USD	216,133	CNH	1,520,322	2,705
HSBC	2/13/25	USD	323,954	CNH	2,280,477	3,814
HSBC	2/13/25	USD	216,031	CNH	1,520,319	2,604
HSBC	2/13/25	USD	934,330	CNH	6,574,000	11,452
UBS	2/13/25	USD	268,428	CNH	1,890,000	3,104
UBS	2/13/25	USD	216,314	CNH	1,520,322	2,887
UBS	2/13/25	USD	237,714	CNH	1,670,229	3,243
HSBC	3/13/25	USD	559,316	CNH	3,927,625	6,991
HSBC	3/13/25	USD	559,348	CNH	3,927,631	7,022
State Street	3/13/25	USD	559,491	CNH	3,927,628	7,166
State Street	3/13/25	USD	559,372	CNH	3,927,631	7,046
UBS	3/13/25	USD	559,228	CNH	3,927,629	6,903
UBS	3/13/25	USD	117,260	CNH	822,651	1,574
TWD: Taiwan Dollar
Bank of America	6/5/24	USD	1,490,458	TWD	46,000,000	42,442
HSBC	6/5/24	USD	444,708	TWD	13,150,000	30,764
HSBC	6/5/24	USD	1,864,190	TWD	58,200,000	32,134
UBS	6/5/24	USD	920,573	TWD	28,906,000	10,653
UBS	6/5/24	TWD	146,256,000	USD	4,669,046	(65,111)
HSBC	7/31/24	TWD	75,290,000	USD	2,371,712	12,992
UBS	7/31/24	USD	8,889,844	TWD	270,918,000	308,901
UBS	7/31/24	USD	1,378,647	TWD	43,000,000	16,683
Bank of America	11/7/24	USD	1,750,947	TWD	52,672,000	64,436
HSBC	11/7/24	USD	1,974,895	TWD	59,000,000	85,766
UBS	3/13/25	USD	4,817,455	TWD	146,256,000	74,777
Unrealized gain on currency forward contracts						1,044,989
Unrealized loss on currency forward contracts						(65,111)
Net unrealized gain on currency forward contracts						$979,878
The listed counterparty may be the parent company or one of its subsidiaries.
5 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$20,788,431	$4,304,635	$—
Consumer Discretionary	49,086,523	—	16
Consumer Staples	14,467,076	3,019,147	—
Energy	14,989,200	653,642	4
Financials	61,630,623	3,289,814	—
Health Care	12,876,974	—	—
Industrials	14,460,656	3,762,440	335,466
Information Technology	40,352,222	—	—
Materials	23,577,470	384,483	25
Real Estate	6,076,731	2,482,297	—
Utilities	6,799,795	1,170,944	—
Preferred Stocks
Consumer Discretionary	1,514,132	—	—
Consumer Staples	1,473,826	—	—
Financials	9,661,130	—	—
Industrials	227,988	—	—
Dodge & Cox Emerging Markets Stock Fund / 6

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Information Technology	$8,433,605	$—	$—
Materials	157,914	—	—
Utilities	313,321	—	—
Short-Term Investments
Repurchase Agreements	—	8,319,234	—
Money Market Fund	3,936,745	—	—
Total Securities	$290,824,362	$27,386,636	$335,511
Other Investments
Futures Contracts
Appreciation	$2,939	$—	$—
Currency Forward Contracts
Appreciation	—	1,044,989	—
Depreciation	—	(65,111)	—
The following is a reconciliation of the Fund's holdings for which Level 3 inputs were used in determining value.
Common Stocks	Amount
Balance at 1/1/2024	$59
Sales	(627,314)
Net realized loss	(384,427)
Net change in unrealized depreciation	1,347,193
Balance at 3/31/2024	$335,511
Security transactions. Security transactions are recorded on the trade date.
7 / Dodge & Cox Emerging Markets Stock Fund

DODGE & COX BALANCED FUND
Portfolio of Investments (unaudited)
                March 31, 2024
Common Stocks: 64.4%
	Shares	Value
Communication Services: 6.4%
Media & Entertainment: 5.7%
Alphabet, Inc., Class A(a)	585,500	$88,369,515
Alphabet, Inc., Class C(a)	1,514,000	230,521,640
Baidu, Inc. ADR, Class A(a) (China)	445,200	46,870,656
Charter Communications, Inc., Class A(a)	559,894	162,721,993
Comcast Corp., Class A	2,927,948	126,926,546
EchoStar Corp., Class A(a)	1,063,449	15,154,148
Fox Corp., Class A	1,245,033	38,932,182
Fox Corp., Class B	549,480	15,726,118
Meta Platforms, Inc., Class A	159,200	77,304,336
News Corp., Class A	825,304	21,606,459
		824,133,593
Telecommunication Services: 0.7%
T-Mobile U.S., Inc.	592,461	96,701,484
		920,835,077
Consumer Discretionary: 4.1%
Automobiles & Components: 0.7%
Honda Motor Co., Ltd. ADR (Japan)	2,657,200	98,927,556
Consumer Discretionary Distribution & Retail: 2.6%
Alibaba Group Holding, Ltd. ADR (China)	1,062,400	76,875,264
Amazon.com, Inc.(a)	880,100	158,752,438
Prosus NV ADR (China)	10,430,911	65,297,503
The Gap, Inc.	2,996,878	82,563,989
		383,489,194
Consumer Durables & Apparel: 0.2%
VF Corp.	1,878,900	28,822,326
Consumer Services: 0.6%
Booking Holdings, Inc.	23,000	83,441,240
		594,680,316
Consumer Staples: 3.5%
Food, Beverage & Tobacco: 2.6%
Anheuser-Busch InBev SA/NV ADR (Belgium)	2,385,200	144,972,456
Imperial Brands PLC ADR (United Kingdom)	7,463,800	168,681,880
Molson Coors Beverage Co., Class B	908,714	61,111,017
		374,765,353
Household & Personal Products: 0.9%
Haleon PLC ADR (United Kingdom)	14,872,413	126,266,786
		501,032,139
Energy: 4.5%
Baker Hughes Co., Class A	3,031,600	101,558,600
ConocoPhillips	635,224	80,851,311
Occidental Petroleum Corp.	3,542,614	230,234,484
Occidental Petroleum Corp., Warrant(a)	1,381,001	59,521,143
Ovintiv, Inc.	1,112,216	57,724,010
The Williams Co., Inc.	3,197,500	124,606,575
		654,496,123
Financials: 18.7%
Banks: 6.7%
Banco Santander SA(b) (Spain)	24,743,600	120,699,771
Bank of America Corp.	3,645,400	138,233,568
BNP Paribas SA ADR (France)	3,097,000	110,686,780
Credicorp, Ltd. (Peru)	760,897	128,918,779
HDFC Bank, Ltd. ADR (India)	1,164,842	65,196,207

	Shares	Value
Truist Financial Corp.	2,933,084	$114,331,614
Wells Fargo & Co.	4,885,506	283,163,928
		961,230,647
Financial Services: 10.6%
Capital One Financial Corp.	1,089,026	162,145,081
Fidelity National Information Services, Inc.	2,189,100	162,387,438
Fiserv, Inc.(a)	2,329,700	372,332,654
State Street Corp.	969,300	74,946,276
The Bank of New York Mellon Corp.	3,750,200	216,086,524
The Charles Schwab Corp.	4,275,900	309,318,606
The Goldman Sachs Group, Inc.	255,300	106,636,257
UBS Group AG, NY Shs (Switzerland)	1,777,900	54,617,088
XP, Inc., Class A (Brazil)	2,677,200	68,696,952
		1,527,166,876
Insurance: 1.4%
Aegon, Ltd., NY Shs (Netherlands)	6,009,303	36,356,283
Brighthouse Financial, Inc.(a)	603,318	31,095,010
MetLife, Inc.	1,910,642	141,597,679
		209,048,972
		2,697,446,495
Health Care: 13.9%
Health Care Equipment & Services: 5.3%
Baxter International, Inc.	1,220,200	52,151,348
CVS Health Corp.	2,237,400	178,455,024
Fresenius Medical Care AG ADR (Germany)	4,223,110	81,421,561
GE HealthCare Technologies, Inc.	753,400	68,491,594
Medtronic PLC	460,700	40,150,005
The Cigna Group	613,565	222,840,672
UnitedHealth Group, Inc.	112,472	55,639,898
Zimmer Biomet Holdings, Inc.	494,900	65,316,902
		764,467,004
Pharmaceuticals, Biotechnology & Life Sciences: 8.6%
Alnylam Pharmaceuticals, Inc.(a)	145,800	21,789,810
Avantor, Inc.(a)	3,537,100	90,443,647
Bayer AG ADR (Germany)	4,631,400	35,476,524
BioMarin Pharmaceutical, Inc.(a)	829,100	72,413,594
Bristol-Myers Squibb Co.	467,500	25,352,525
Elanco Animal Health, Inc.(a)	5,759,600	93,766,288
Gilead Sciences, Inc.	1,987,580	145,590,235
GSK PLC ADR (United Kingdom)	5,411,680	231,998,722
Incyte Corp.(a)	1,288,900	73,428,633
Neurocrine Biosciences, Inc.(a)	62,400	8,606,208
Regeneron Pharmaceuticals, Inc.(a)	137,900	132,727,371
Roche Holding AG ADR (Switzerland)	1,859,300	59,348,856
Sanofi SA ADR (France)	5,034,665	244,684,719
		1,235,627,132
		2,000,094,136
Industrials: 5.0%
Capital Goods: 3.0%
General Electric Co.	430,100	75,495,453
Johnson Controls International PLC	2,474,914	161,661,382
RTX Corp.	1,979,300	193,041,129
		430,197,964
Transportation: 2.0%
FedEx Corp.	594,834	172,347,203
Norfolk Southern Corp.	470,100	119,814,387
		292,161,590
		722,359,554
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 1

Portfolio of Investments (unaudited)
                March 31, 2024
Common Stocks (continued)
	Shares	Value
Information Technology: 3.5%
Semiconductors & Semiconductor Equipment: 0.3%
Microchip Technology, Inc.	525,110	$47,107,618
Software & Services: 1.7%
Cognizant Technology Solutions Corp., Class A	617,600	45,263,904
Microsoft Corp.	454,300	191,133,096
		236,397,000
Technology, Hardware & Equipment: 1.5%
Cisco Systems, Inc.	829,300	41,390,363
Coherent Corp.(a)	773,300	46,877,446
HP, Inc.	1,318,330	39,839,932
Juniper Networks, Inc.	1,089,429	40,374,239
TE Connectivity, Ltd.	325,836	47,324,421
		215,806,401
		499,311,019
Materials: 2.6%
Celanese Corp.	152,832	26,265,707
Glencore PLC(c) (Australia)	14,648,500	80,480,880
International Flavors & Fragrances, Inc.	1,235,300	106,223,447
LyondellBasell Industries NV, Class A	1,022,400	104,571,072
Nutrien, Ltd. (Canada)	1,045,100	56,759,381
		374,300,487
Real Estate: 0.8%
Equity Real Estate Investment Trusts (Reits): 0.8%
Gaming & Leisure Properties, Inc. REIT	894,654	41,216,710
Sun Communities, Inc. REIT	619,000	79,591,020
		120,807,730
Utilities: 1.4%
American Electric Power Co., Inc.	860,600	74,097,660
Dominion Energy, Inc.	2,644,600	130,087,874
		204,185,534
Total Common Stocks (Cost $6,368,815,603)		$9,289,548,610
Debt Securities: 33.3%
	Par Value	Value
U.S. Treasury: 3.0%
U.S. Treasury Inflation Indexed
2.00%, 1/15/26(d)	$162,782,631	$162,034,254
1.50%, 2/15/53(d)	15,410,131	13,449,783
U.S. Treasury Note/Bond
4.50%, 7/15/26	29,305,000	29,261,500
4.875%, 10/31/28	7,835,000	8,031,793
4.375%, 11/30/30	56,325,000	56,793,641
3.75%, 12/31/30	116,530,000	113,302,666
4.00%, 1/31/31	1,575,000	1,554,328
4.25%, 2/28/31	50,800,000	50,887,313
		435,315,278
Government-Related: 1.1%
Agency: 0.8%
Petroleo Brasileiro SA (Brazil)
7.25%, 3/17/44	4,300,000	4,413,602
6.75%, 6/3/50	10,500,000	9,954,271
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	44,899,000	37,339,921
6.375%, 1/23/45	10,725,000	6,915,414
6.75%, 9/21/47	11,625,000	7,732,427
7.69%, 1/23/50	65,530,000	47,136,175
		113,491,810

	Par Value	Value
Local Authority: 0.2%
State of Illinois GO
5.10%, 6/1/33	$22,615,000	$22,450,392
		22,450,392
Sovereign: 0.1%
Colombia Government International (Colombia)
5.625%, 2/26/44	8,100,000	6,408,193
5.00%, 6/15/45	8,300,000	6,006,256
		12,414,449
		148,356,651
Securitized: 15.1%
Asset-Backed: 2.1%
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2007-20F 1, 5.71%, 6/1/27	250,953	249,891
		249,891
Other: 0.2%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(e)	14,851,262	15,421,328
8.20%, 4/6/28(e)	8,428,183	8,574,327
		23,995,655
Student Loan: 1.9%
Navient Student Loan Trust
United States 30 Day Average SOFR
+1.2640%, Series 2016-7A A, 6.585%, 3/25/66(e)	29,560,436	29,654,225
+1.4140%, Series 2016-6A A3, 6.735%, 3/25/66(e)	21,262,747	21,521,502
+0.9140%, Series 2017-5A A, 6.235%, 7/26/66(e)	4,502,147	4,499,271
+1.2640%, Series 2017-1A A3, 6.585%, 7/26/66(e)	4,737,082	4,772,178
+1.1640%, Series 2017-2A A, 6.485%, 12/27/66(e)	6,627,607	6,622,303
+0.8640%, Series 2018-2A A3, 6.185%, 3/25/67(e)	67,949,327	67,138,949
+1.1140%, Series 2019-2A A2, 6.435%, 2/27/68(e)	2,948,647	2,943,459
+0.8140%, Series 2016-1A A, 6.135%, 2/25/70(e)	5,190,060	5,128,877
+0.6640%, Series 2021-2A A1B, 0.70%, 2/25/70(e)	13,106,318	12,886,063
SLM Student Loan Trust
United States 30 Day Average SOFR
+0.9140%, Series 2012-5 A3, 6.235%, 3/25/26	38,915,635	38,614,556
United States 90 Day Average SOFR
+0.8610%, Series 2005-9 A7A, 6.223%, 1/25/41	3,841,160	3,796,078
+0.4310%, Series 2006-2 A6, 5.793%, 1/25/41	7,254,250	7,066,472
+0.4210%, Series 2006-8 A6, 5.783%, 1/25/41	4,058,308	3,925,163
+0.8110%, Series 2004-3A A6B, 6.173%, 10/25/64(e)	16,831,989	16,577,978
SMB Private Education Loan Trust (Private Loans)
Series 2018-B A2A, 3.60%, 1/15/37(e)	5,676,997	5,507,107
Series 2023-C A1A, 5.67%, 11/15/52(e)	11,029,240	11,120,903
2 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2024
Debt Securities (continued)
	Par Value	Value
Series 2023-A A1A, 5.38%, 1/15/53(e)	$15,400,043	$15,375,911
Series 2023-D A1A, 6.15%, 9/15/53(e)	13,835,589	14,273,314
Series 2024-A A1A, 5.24%, 3/15/56(e)	1,389,000	1,384,084
		272,808,393
		297,053,939
CMBS: 0.1%
Agency CMBS: 0.1%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.334%, 3/25/26(f)	9,477,952	212,472
Series K056 X1, 1.236%, 5/25/26(f)	4,010,373	88,389
Series K064 X1, 0.595%, 3/25/27(f)	8,610,982	126,544
Series K065 X1, 0.661%, 4/25/27(f)	41,689,273	707,163
Series K066 X1, 0.744%, 6/25/27(f)	36,231,546	698,852
Series K069 X1, 0.343%, 9/25/27(f)	216,311,254	2,320,219
Series K090 X1, 0.708%, 2/25/29(f)	178,936,120	5,361,445
		9,515,084
		9,515,084
Mortgage-Related: 12.9%
CMO & REMIC: 2.9%
Dept. of Veterans Affairs
Series 1995-1 1, 6.486%, 2/15/25(f)	9,800	9,767
Series 1995-2C 3A, 8.793%, 6/15/25	8,906	9,030
Series 2002-1 2J, 6.50%, 8/15/31	2,059,325	2,037,340
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	700,913	708,309
Trust 2009-30 AG, 6.50%, 5/25/39	532,090	558,307
Trust 2009-66 ET, 6.00%, 5/25/39	24,075	23,889
Trust 2020-45 HD, 3.50%, 7/25/40	796,081	740,728
Trust 2001-T7 A1, 7.50%, 2/25/41	522,704	543,777
Trust 2001-T5 A3, 7.50%, 6/19/41(f)	274,589	277,742
Trust 2001-T4 A1, 7.50%, 7/25/41	522,531	524,849
Trust 2001-T8 A1, 7.50%, 7/25/41	446,863	448,689
Trust 2001-W3 A, 7.00%, 9/25/41(f)	265,876	262,020
Trust 2001-T10 A2, 7.50%, 12/25/41	305,689	307,252
Trust 2013-106 MA, 4.00%, 2/25/42	3,615,385	3,528,000
Trust 2002-W6 2A1, 7.00%, 6/25/42(f)	520,613	503,608
Trust 2002-W8 A2, 7.00%, 6/25/42	766,710	791,428
Trust 2003-W2 1A2, 7.00%, 7/25/42	554,017	570,917
Trust 2003-W2 1A1, 6.50%, 7/25/42	1,178,486	1,217,585
Trust 2003-W4 4A, 5.447%, 10/25/42(f)	562,507	564,940
Trust 2012-121 NB, 7.00%, 11/25/42	592,511	618,148
Trust 2013-19 ZA, 3.50%, 3/25/43	16,817,816	15,289,902
Trust 2004-T1 1A2, 6.50%, 1/25/44	415,723	420,264
Trust 2004-W2 5A, 7.50%, 3/25/44	617,296	634,018
Trust 2004-W8 3A, 7.50%, 6/25/44	102,754	104,269
Trust 2005-W4 1A2, 6.50%, 8/25/45	1,265,865	1,297,770
Trust 2009-11 MP, 7.00%, 3/25/49	1,145,026	1,198,815
United States 30 Day Average SOFR
+0.6640%, Trust 2013-98 FA, 5.985%, 9/25/43	2,057,972	2,032,239
Freddie Mac
Series T-48 1A4, 5.538%, 7/25/33	12,576,474	12,502,529
Series T-51 1A, 6.50%, 9/25/43(f)	105,313	104,766
Series T-59 1A1, 6.50%, 10/25/43	4,173,872	4,206,093
Series 4281 BC, 4.50%, 12/15/43(f)	12,190,539	11,990,239
Series 4384 DZ, 2.50%, 9/15/44	22,050,037	18,994,603
Series 4680 GZ, 3.50%, 3/15/47	13,355,469	11,836,886
United States 30 Day Average SOFR
+0.7240%, Series 314 F2, 6.043%, 9/15/43	4,917,411	4,868,825

	Par Value	Value
Ginnie Mae
CME Term SOFR 1 Month
+0.7340%, Series 2014-H18 FA, 6.064%, 9/20/64	$1,717,182	$1,707,650
+0.8140%, Series 2020-H02 FA, 6.144%, 1/20/70	14,839,547	14,876,154
+0.7640%, Series 2020-H01 FV, 6.094%, 1/20/70	19,809,890	19,520,856
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 5.869%, 2/20/67	8,368,811	8,326,026
+0.80%, Series 2023-H05 FJ, 6.119%, 2/20/68	44,553,978	44,460,940
+0.41%, Series 2022-H06 FC, 5.729%, 8/20/68	35,281,558	34,580,721
+1.02%, Series 2023-H08 FE, 6.339%, 8/20/71	21,341,746	21,482,096
+1%, Series 2022-H20 FB, 6.319%, 8/20/71	31,923,959	31,638,482
+0.82%, Series 2022-H04 HF, 6.139%, 2/20/72	7,182,169	7,090,480
+0.67%, Series 2022-H09 FA, 5.989%, 4/20/72	20,523,415	20,064,947
+0.74%, Series 2022-H09 FC, 6.059%, 4/20/72	25,251,234	24,766,984
+0.97%, Series 2022-H11 EF, 6.289%, 5/20/72	15,481,493	15,551,908
CME Term SOFR 12 Month
+1.0150%, Series 2017-H03 F, 6.134%, 1/20/67	11,576,606	11,540,334
+0.9450%, Series 2017-H20 BF, 6.314%, 10/20/67	11,520,120	11,486,947
+0.9450%, Series 2017-H20 FG, 6.314%, 10/20/67	7,168,014	7,145,592
+0.7750%, Series 2018-H02 GF, 5.545%, 12/20/67	17,369,185	17,186,303
+0.7950%, Series 2018-H08 GF, 5.185%, 5/20/68	4,136,355	4,058,461
+0.9650%, Series 2018-H13 BF, 5.345%, 6/20/68	12,477,458	12,327,341
+0.9950%, Series 2019-H04 EF, 5.821%, 11/20/68	16,794,799	16,594,803
+0.9650%, Series 2019-H01 FV, 6.084%, 12/20/68	1,824,262	1,799,332
		425,933,900
Federal Agency Mortgage Pass-Through: 10.0%
Fannie Mae, 15 Year
4.50%, 1/1/25 - 1/1/27	291,692	288,327
3.50%, 1/1/27 - 12/1/29	1,665,389	1,616,510
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	11,259,721	10,877,073
4.50%, 1/1/31 - 12/1/34	15,898,868	15,642,078
3.50%, 4/1/36 - 4/1/37	7,320,526	6,898,740
2.50%, 4/1/42	37,295,454	32,371,033
3.00%, 8/1/42	23,332,732	20,843,666
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	4,628,513	4,774,202
5.50%, 7/1/33 - 8/1/37	3,160,895	3,226,538
6.00%, 9/1/36 - 8/1/37	4,160,220	4,258,315
7.00%, 8/1/37	127,789	132,475
4.50%, 3/1/40	496,837	487,255
5.00%, 12/1/48 - 3/1/49	3,119,726	3,100,979
2.50%, 6/1/50 - 10/1/50	126,440,389	106,141,907
2.00%, 9/1/50 - 12/1/50	90,997,729	73,407,756
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 3

Portfolio of Investments (unaudited)
                March 31, 2024
Debt Securities (continued)
	Par Value	Value
3.00%, 3/1/52	$31,936,779	$27,760,960
3.50%, 4/1/52 - 8/1/52	241,329,406	217,401,147
3.50%, 5/1/52	99,412,052	90,166,254
3.50%, 6/1/52	102,576,218	91,855,924
Fannie Mae, 40 Year
4.50%, 6/1/56	13,524,352	12,978,356
Fannie Mae, Hybrid ARM
5.988%, 9/1/34(f)	160,867	160,830
5.558%, 12/1/34(f)	258,088	254,955
6.039%, 1/1/35(f)	220,455	220,106
7.368%, 1/1/35(f)	266,483	269,710
5.76%, 8/1/35(f)	176,680	174,751
5.021%, 5/1/37(f)	407,023	408,083
6.03%, 11/1/40 - 12/1/40(f)	636,906	639,259
5.80%, 11/1/43(f)	604,298	611,370
4.754%, 4/1/44(f)	1,723,868	1,753,044
5.85%, 11/1/44 - 12/1/44(f)	3,676,687	3,746,808
7.465%, 9/1/45(f)	435,235	443,625
6.726%, 12/1/45(f)	1,252,872	1,282,181
7.43%, 1/1/46(f)	651,323	658,340
2.962%, 4/1/46(f)	1,453,858	1,410,410
2.51%, 12/1/46(f)	3,347,023	3,148,150
3.148%, 6/1/47(f)	1,296,960	1,322,455
3.069%, 7/1/47(f)	2,001,766	2,039,006
6.543%, 8/1/47(f)	1,853,525	1,895,244
3.33%, 1/1/49(f)	1,437,327	1,420,071
1.93%, 4/1/52(f)	15,616,413	14,001,209
1.956%, 4/1/52(f)	37,890,927	32,775,908
2.316%, 4/1/52(f)	20,954,245	18,412,280
2.624%, 7/1/52(f)	17,961,828	15,980,878
Freddie Mac, Hybrid ARM
5.494%, 5/1/34(f)	229,209	227,412
6.375%, 10/1/35(f)	499,209	511,051
4.814%, 4/1/37(f)	596,272	607,657
6.051%, 9/1/37(f)	590,987	608,006
6.131%, 1/1/38(f)	107,878	107,876
6.569%, 2/1/38(f)	330,940	333,001
6.20%, 7/1/38(f)	55,475	57,060
5.799%, 10/1/38(f)	158,285	156,789
5.834%, 10/1/41(f)	132,495	135,235
5.915%, 8/1/42(f)	635,613	649,420
5.25%, 5/1/44(f)	2,195,293	2,237,015
5.36%, 5/1/44(f)	71,490	71,441
5.365%, 6/1/44(f)	576,418	572,709
5.87%, 6/1/44(f)	733,344	747,832
5.663%, 1/1/45(f)	1,958,689	1,993,479
6.658%, 10/1/45(f)	994,539	1,013,464
6.749%, 10/1/45(f)	1,146,737	1,169,021
3.321%, 7/1/47(f)	1,113,229	1,127,615
3.232%, 1/1/49(f)	4,308,104	4,248,435
3.73%, 3/1/49(f)	994,377	963,771
2.308%, 5/1/52(f)	14,014,682	12,236,235
2.023%, 5/1/52(f)	41,160,214	35,653,685
Freddie Mac Gold, 15 Year
4.50%, 9/1/24 - 9/1/26	165,507	163,857
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	372,847	381,291
4.50%, 4/1/31 - 6/1/31	2,128,626	2,097,400
Freddie Mac Gold, 30 Year
6.50%, 12/1/32 - 4/1/33	1,520,894	1,568,860
7.00%, 11/1/37 - 9/1/38	1,382,064	1,443,628
5.50%, 12/1/37	145,574	148,789
6.00%, 2/1/39	374,189	388,059
4.50%, 9/1/41 - 6/1/42	10,491,850	10,276,105

	Par Value	Value
Freddie Mac Pool, 20 Year
3.00%, 5/1/42 - 10/1/42	$108,109,440	$96,133,636
Freddie Mac Pool, 30 Year
2.50%, 6/1/50 - 2/1/51	120,861,088	101,688,938
2.00%, 9/1/50	76,792,746	61,888,321
3.00%, 2/1/52 - 6/1/52	128,912,958	111,783,147
3.50%, 5/1/52 - 8/1/53	177,432,762	159,386,028
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 10/15/25	10,688	10,665
		1,440,045,101
		1,865,979,001
		2,172,548,024
Corporate: 14.1%
Financials: 6.8%
Bank of America Corp.
6.25%, (g)(h)(i)	32,978,000	33,015,529
6.10%, (g)(h)(i)	31,008,000	31,093,675
4.45%, 3/3/26	3,970,000	3,910,449
4.25%, 10/22/26	2,970,000	2,904,230
4.183%, 11/25/27	7,925,000	7,692,633
3.846%, 3/8/37(i)	40,560,000	35,857,766
Barclays PLC (United Kingdom)
5.829%, 5/9/27(i)	7,700,000	7,716,350
4.836%, 5/9/28	4,525,000	4,394,043
5.501%, 8/9/28(i)	10,750,000	10,719,034
5.746%, 8/9/33(i)	9,500,000	9,540,445
6.224%, 5/9/34(i)	2,800,000	2,887,913
7.119%, 6/27/34(i)	4,500,000	4,795,807
BNP Paribas SA (France)
4.375%, 9/28/25(e)	8,223,000	8,072,906
4.625%, 3/13/27(e)	12,175,000	11,878,831
2.588%, 8/12/35(e)(i)	6,500,000	5,327,803
Boston Properties, Inc.
3.65%, 2/1/26	5,341,000	5,146,281
2.75%, 10/1/26	22,161,000	20,642,719
2.90%, 3/15/30	7,270,000	6,226,855
3.25%, 1/30/31	5,850,000	5,004,161
6.50%, 1/15/34	14,850,000	15,404,043
Capital One Financial Corp.
4.20%, 10/29/25	11,475,000	11,215,997
2.636%, 3/3/26(i)	6,775,000	6,585,763
4.927%, 5/10/28(i)	10,075,000	9,945,436
7.624%, 10/30/31(i)	10,600,000	11,707,650
5.268%, 5/10/33(i)	4,975,000	4,885,190
6.377%, 6/8/34(i)	3,400,000	3,530,948
Citigroup, Inc.
5.95%, (g)(h)(i)	67,677,000	67,575,342
6.25%, (g)(h)(i)	45,886,000	46,003,835
3.785%, 3/17/33(i)	15,725,000	14,046,277
United States 90 Day Average SOFR
+6.63%, 11.949%, 10/30/40(g)	37,080,925	43,651,665
HSBC Holdings PLC (United Kingdom)
5.21%, 8/11/28(i)	5,525,000	5,509,043
4.762%, 3/29/33(i)	41,136,000	38,232,526
5.402%, 8/11/33(i)	7,000,000	6,980,123
8.113%, 11/3/33(i)	9,700,000	11,105,797
6.547%, 6/20/34(i)	10,125,000	10,487,804
6.50%, 5/2/36	17,805,000	19,103,231
6.50%, 9/15/37	3,265,000	3,476,941
JPMorgan Chase & Co.
6.10%, (g)(h)(i)	82,280,000	82,313,077
1.04%, 2/4/27(i)	17,500,000	16,195,479
8.75%, 9/1/30(g)	25,692,000	30,659,812
2.739%, 10/15/30(i)	5,000,000	4,427,875
4 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2024
Debt Securities (continued)
	Par Value	Value
2.956%, 5/13/31(i)	$11,793,000	$10,308,942
5.717%, 9/14/33(i)	11,050,000	11,270,576
Lloyds Banking Group PLC (United Kingdom)
4.65%, 3/24/26	3,100,000	3,038,731
3.75%, 3/18/28(i)	8,025,000	7,681,835
7.953%, 11/15/33(i)	14,000,000	15,762,385
NatWest Group PLC (United Kingdom)
5.808%, 9/13/29(i)	11,800,000	11,981,339
6.016%, 3/2/34(i)	13,000,000	13,412,176
3.032%, 11/28/35(i)	12,365,000	10,345,494
The Charles Schwab Corp.
5.643%, 5/19/29(i)	4,500,000	4,568,319
5.853%, 5/19/34(i)	2,500,000	2,560,119
6.136%, 8/24/34(i)	5,075,000	5,294,215
The Goldman Sachs Group, Inc.
3.615%, 3/15/28(i)	12,695,000	12,143,203
UBS Group AG (Switzerland)
9.25%, (e)(g)(i)	49,775,000	56,172,929
5.959%, 1/12/34(e)(i)	23,275,000	23,879,907
UniCredit SPA (Italy)
7.296%, 4/2/34(e)(i)	29,960,000	30,790,905
5.459%, 6/30/35(e)(i)	7,325,000	6,878,569
Unum Group
6.75%, 12/15/28	8,417,000	8,812,156
Wells Fargo & Co.
5.875%, (g)(h)(i)	27,987,000	27,925,431
4.10%, 6/3/26	3,376,000	3,285,997
4.30%, 7/22/27	13,145,000	12,803,982
2.572%, 2/11/31(i)	12,005,000	10,348,485
4.897%, 7/25/33(i)	11,000,000	10,600,229
5.389%, 4/24/34(i)	1,900,000	1,888,168
		981,625,376
Industrials: 6.3%
Bayer AG (Germany)
4.375%, 12/15/28(e)	10,100,000	9,506,457
6.375%, 11/21/30(e)	6,200,000	6,339,558
6.50%, 11/21/33(e)	9,450,000	9,615,452
British American Tobacco PLC (United Kingdom)
3.75%, (b)(g)(h)(i)(j)	88,928,000	89,118,633
6.343%, 8/2/30	3,900,000	4,063,691
4.742%, 3/16/32	15,335,000	14,668,065
6.421%, 8/2/33	3,900,000	4,079,679
Burlington Northern Santa Fe LLC(k)
5.629%, 4/1/24	345,833	345,765
5.342%, 4/1/24	311,113	311,096
Cemex SAB de CV (Mexico)
5.20%, 9/17/30(e)	14,400,000	13,919,076
3.875%, 7/11/31(e)	13,105,000	11,611,151
Charter Communications, Inc.
4.50%, 5/1/32	14,925,000	11,993,643
4.40%, 4/1/33	2,475,000	2,193,383
4.50%, 6/1/33(e)	12,105,000	9,455,472
4.25%, 1/15/34(e)	5,850,000	4,415,896
6.55%, 5/1/37	11,000,000	10,397,937
6.75%, 6/15/39	6,160,000	5,867,217
6.484%, 10/23/45	50,612,000	46,908,343
5.75%, 4/1/48	11,200,000	9,431,571
5.25%, 4/1/53	5,135,000	4,066,739
Cox Enterprises, Inc.
3.85%, 2/1/25(e)	14,626,000	14,391,879
3.35%, 9/15/26(e)	14,932,000	14,284,607

	Par Value	Value
3.50%, 8/15/27(e)	$16,200,000	$15,392,135
Dillard's, Inc.
7.75%, 7/15/26	50,000	51,723
7.75%, 5/15/27	540,000	566,690
7.00%, 12/1/28	15,135,000	15,753,679
Elanco Animal Health, Inc.
6.65%, 8/28/28	13,000,000	13,181,870
Ford Motor Credit Co. LLC(k)
5.125%, 6/16/25	16,100,000	15,956,007
3.375%, 11/13/25	9,350,000	8,995,353
4.389%, 1/8/26	18,850,000	18,385,967
4.542%, 8/1/26	18,304,000	17,768,009
2.70%, 8/10/26	12,700,000	11,838,122
4.95%, 5/28/27	10,000,000	9,757,117
7.35%, 11/4/27	4,000,000	4,195,088
6.80%, 5/12/28	3,100,000	3,220,555
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(e)	25,425,000	24,959,425
3.50%, 7/26/26(e)	7,800,000	7,439,501
6.125%, 7/27/27(e)	11,425,000	11,655,109
3.875%, 7/26/29(e)	27,915,000	26,182,354
Kinder Morgan, Inc.
4.80%, 2/1/33	4,120,000	3,938,583
5.50%, 3/1/44	11,602,000	11,038,889
5.55%, 6/1/45	9,600,000	9,160,184
Macy's, Inc.
6.70%, 7/15/34(e)	2,539,000	2,141,893
Microchip Technology, Inc.
.983%, 9/1/24	19,714,000	19,313,576
Oracle Corp.
1.65%, 3/25/26	13,990,000	13,057,228
2.80%, 4/1/27	6,350,000	5,955,324
2.95%, 4/1/30	5,000,000	4,449,239
Philip Morris International, Inc.
4.875%, 2/13/29	9,900,000	9,836,920
5.125%, 2/13/31	5,925,000	5,886,159
Prosus NV (China)
4.85%, 7/6/27(e)	14,200,000	13,685,392
3.68%, 1/21/30(e)	3,750,000	3,291,699
3.061%, 7/13/31(e)	38,650,000	31,458,170
4.193%, 1/19/32(e)	19,475,000	16,910,380
4.027%, 8/3/50(e)	5,170,000	3,292,648
4.987%, 1/19/52(e)	29,529,000	21,718,453
TC Energy Corp. (Canada)
5.625%, 5/20/75(g)(i)	20,570,000	20,044,889
5.875%, 8/15/76(g)(i)	7,465,000	7,253,242
5.30%, 3/15/77(g)(i)	29,935,000	28,003,432
5.50%, 9/15/79(g)(i)	9,435,000	8,675,088
5.60%, 3/7/82(g)(i)	19,781,000	18,058,120
Telecom Italia SPA (Italy)
5.303%, 5/30/24(e)	29,287,000	29,127,687
7.20%, 7/18/36	11,596,000	11,318,800
7.721%, 6/4/38	8,212,000	8,225,952
The Cigna Group
7.875%, 5/15/27	17,587,000	18,998,468
4.375%, 10/15/28	5,211,000	5,083,305
T-Mobile U.S., Inc.
2.25%, 2/15/26	6,800,000	6,434,552
3.375%, 4/15/29	6,500,000	6,011,399
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(e)	12,050,000	11,779,058
5.25%, 6/6/29(e)	2,594,000	2,509,726
Union Pacific Corp.
6.176%, 1/2/31	2,191,941	2,256,000
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 5

Portfolio of Investments (unaudited)
                March 31, 2024
Debt Securities (continued)
	Par Value	Value
Verizon Communications, Inc.
2.55%, 3/21/31	$2,440,000	$2,084,544
VMware, Inc.
1.40%, 8/15/26	19,765,000	18,050,532
4.65%, 5/15/27	14,137,000	13,896,949
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(g)(i)	18,300,000	18,876,267
		914,106,761
Utilities: 1.0%
American Electric Power Co., Inc.
5.699%, 8/15/25	11,320,000	11,343,163
Dominion Energy
5.75%, 10/1/54(g)(i)	22,950,000	22,807,460
Enel SPA (Italy)
6.80%, 9/15/37(e)	7,060,000	7,654,658
6.00%, 10/7/39(e)	4,447,000	4,510,435
NextEra Energy, Inc.
4.255%, 9/1/24	6,625,000	6,580,819
6.051%, 3/1/25	3,375,000	3,387,839
5.749%, 9/1/25	3,975,000	3,992,056
4.625%, 7/15/27	10,075,000	9,934,523
4.90%, 3/15/29	11,975,000	11,924,802
The Southern Co.
5.113%, 8/1/27	11,900,000	11,906,453
4.85%, 6/15/28	12,475,000	12,409,059
4.00%, 1/15/51(g)(i)	19,036,000	18,300,495
3.75%, 9/15/51(g)(i)	19,900,000	18,602,540
		143,354,302
		2,039,086,439
Total Debt Securities (Cost $4,983,207,365)		$4,795,306,392
Short-Term Investments: 1.3%
	Par Value/ Shares	Value
Repurchase Agreements: 0.7%
Fixed Income Clearing Corporation(l) 5.29%, dated 3/28/24, due 4/1/24, maturity value $81,047,610	$81,000,000	$81,000,000
Fixed Income Clearing Corporation(l) 2.70%, dated 3/28/24, due 4/1/24, maturity value $14,450,990	14,446,656	14,446,656
		95,446,656
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	88,566,776	88,566,776
Total Short-Term Investments (Cost $184,013,432)		$184,013,432
Total Investments In Securities (Cost $11,536,036,400)	99.0%	$14,268,868,434
Other Assets Less Liabilities	1.0%	150,177,389
Net Assets	100.0%	$14,419,045,823
(a)	Non-income producing
(b)	The security is issued in Euros (EUR).
(c)	The security is issued in British Pounds (GBP).
(d)	Inflation-linked
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)	Hybrid security: characteristics of both a debt and equity security.
(h)	Perpetual security: no stated maturity date.
(i)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(j)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(k)	Subsidiary. Security may be issued by parent company or one of its subsidiaries. (see below)
(l)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.50%- 5.00%, 9/30/25-2/15/33. U.S. Treasury Inflation Indexed Notes 1.125%, 1/15/33. Total collateral value is $97,355,742.
*	Rounds to 0.0%.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.
Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.
Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.
ADR: American Depositary Receipt
ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
NY Shs: New York Registry Shares
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
USD United States Dollar
6 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2024
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note— Long Position	847	6/18/24	$93,844,953	$647,233
E-Mini S&P 500 Index— Short Position	(2,345)	6/21/24	(622,421,625)	(13,776,875)
Euro-Bund— Short Position	(380)	6/6/24	(54,680,860)	(444,618)
Long-Term U.S. Treasury Bond— Long Position	850	6/18/24	102,371,875	1,851,039
				$(11,723,221)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
EUR: Euro
Morgan Stanley	6/13/24	USD	38,176,381	EUR	35,232,719	$57,086
Standard Chartered	6/13/24	USD	5,733,298	EUR	5,185,000	123,497
Standard Chartered	6/13/24	USD	6,896,188	EUR	6,375,000	(1,108)
Bank of America	9/12/24	USD	18,663,653	EUR	16,972,626	225,892
Bank of America	9/12/24	USD	18,665,664	EUR	16,972,626	227,903
Unrealized gain on currency forward contracts						634,378
Unrealized loss on currency forward contracts						(1,108)
Net unrealized gain on currency forward contracts						$633,270
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 7

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security.
Debt securities, and derivatives traded over-the-counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$920,835,077	$—
Consumer Discretionary	594,680,316	—
Consumer Staples	501,032,139	—
Energy	654,496,123	—
Financials	2,697,446,495	—
Health Care	2,000,094,136	—
Industrials	722,359,554	—
Information Technology	499,311,019	—
Materials	374,300,487	—
Real Estate	120,807,730	—
Utilities	204,185,534	—
8 / Dodge & Cox Balanced Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Debt Securities
U.S. Treasury	$—	$435,315,278
Government-Related	—	148,356,651
Securitized	—	2,172,548,024
Corporate	—	2,039,086,439
Short-Term Investments
Repurchase Agreements	—	95,446,656
Money Market Fund	88,566,776	—
Total Securities	$9,378,115,386	$4,890,753,048
Other Investments
Futures Contracts
Appreciation	$2,498,272	$—
Depreciation	(14,221,493)	—
Currency Forward Contracts
Appreciation	—	634,378
Depreciation	—	(1,108)
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Balanced Fund / 9

DODGE & COX INCOME FUND
Portfolio of Investments (unaudited)
                March 31, 2024
Debt Securities: 98.4%
	Par Value	Value
U.S. Treasury: 14.8%
U.S. Treasury Inflation Indexed
1.50%, 2/15/53(a)	$430,938,022	$376,117,667
U.S. Treasury Note/Bond
4.875%, 11/30/25	450,000,000	450,650,390
4.25%, 1/31/26	300,000,000	297,632,814
4.375%, 12/15/26	500,000,000	498,769,530
3.75%, 12/31/28	350,000,000	342,535,158
3.75%, 6/30/30	1,070,192,000	1,041,848,628
4.00%, 7/31/30	918,185,000	906,205,551
3.75%, 12/31/30	1,457,000,000	1,416,647,933
4.00%, 1/31/31	150,000,000	148,031,250
3.375%, 8/15/42	824,020,000	711,747,275
4.00%, 11/15/42	149,690,000	141,000,963
4.50%, 2/15/44	600,000,000	603,281,250
2.875%, 5/15/52	1,085,725,000	821,503,637
3.00%, 8/15/52	434,648,000	337,616,229
4.00%, 11/15/52	623,705,000	586,404,516
4.125%, 8/15/53	2,123,866,000	2,041,234,338
4.75%, 11/15/53	300,000,000	320,250,000
4.25%, 2/15/54	100,000,000	98,343,750
		11,139,820,879
Government-Related: 4.0%
Agency: 2.2%
Petroleo Brasileiro SA (Brazil)
6.90%, 3/19/49	142,629,000	138,366,390
6.75%, 6/3/50	103,250,000	97,883,664
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	605,761,000	503,776,653
6.625%, 6/15/35	189,366,000	143,658,104
6.50%, 6/2/41	44,957,000	30,529,521
6.375%, 1/23/45	134,871,000	86,963,998
6.75%, 9/21/47	66,826,000	44,449,648
6.35%, 2/12/48	22,395,000	14,281,730
7.69%, 1/23/50	841,010,000	604,944,212
		1,664,853,920
Local Authority: 1.6%
L.A. Unified School District GO
5.75%, 7/1/34	6,030,000	6,254,313
6.758%, 7/1/34	183,365,000	202,322,924
New Jersey Turnpike Authority RB
7.414%, 1/1/40	40,575,000	48,387,461
7.102%, 1/1/41	146,587,000	170,320,256
Regents of the UC Medical Center RB
4.563%, 5/15/53	98,125,000	89,358,885
State of California GO
7.50%, 4/1/34	80,061,000	94,107,798
7.30%, 10/1/39	183,585,000	215,938,974
State of Illinois GO
5.10%, 6/1/33	355,860,000	353,269,802
		1,179,960,413
Sovereign: 0.2%
Colombia Government International (Colombia)
5.625%, 2/26/44	105,805,000	83,706,032
5.00%, 6/15/45	77,700,000	56,227,239
5.20%, 5/15/49	48,525,000	35,587,805
		175,521,076
		3,020,335,409

	Par Value	Value
Securitized: 46.7%
Asset-Backed: 5.5%
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2004-20L 1, 4.87%, 12/1/24	$35,502	$35,308
Series 2005-20B 1, 4.625%, 2/1/25	80,638	79,676
Series 2005-20D 1, 5.11%, 4/1/25	3,573	3,541
Series 2005-20E 1, 4.84%, 5/1/25	160,285	158,481
Series 2005-20G 1, 4.75%, 7/1/25	174,880	172,712
Series 2005-20H 1, 5.11%, 8/1/25	1,753	1,734
Series 2005-20I 1, 4.76%, 9/1/25	246,998	242,223
Series 2006-20A 1, 5.21%, 1/1/26	234,217	231,097
Series 2006-20B 1, 5.35%, 2/1/26	75,601	74,492
Series 2006-20C 1, 5.57%, 3/1/26	310,141	305,939
Series 2006-20G 1, 6.07%, 7/1/26	503,743	499,051
Series 2006-20H 1, 5.70%, 8/1/26	6,113	6,056
Series 2006-20I 1, 5.54%, 9/1/26	9,530	9,458
Series 2006-20J 1, 5.37%, 10/1/26	250,097	248,779
Series 2006-20L 1, 5.12%, 12/1/26	276,191	273,316
Series 2007-20A 1, 5.32%, 1/1/27	505,971	500,280
Series 2007-20C 1, 5.23%, 3/1/27	846,336	834,216
Series 2007-20D 1, 5.32%, 4/1/27	737,177	723,353
Series 2007-20G 1, 5.82%, 7/1/27	657,774	649,864
		5,049,576
Other: 0.4%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(b)	114,841,343	119,249,528
8.20%, 4/6/28(b)	149,065,853	151,650,655
		270,900,183
Student Loan: 5.1%
Navient Student Loan Trust
United States 30 Day Average SOFR
+0.7640%, Series 2015-3 A2, 6.085%, 6/26/56	44,166,311	43,609,771
+0.7140%, Series 2014-8 A3, 6.035%, 5/27/49	15,621,088	15,414,287
+1.3640%, Series 2016-5A A, 6.685%, 6/25/65(b)	200,915,752	202,421,053
+1.4640%, Series 2016-3A A3, 6.785%, 6/25/65(b)	2,660,802	2,687,647
+1.2640%, Series 2016-7A A, 6.585%, 3/25/66(b)	174,887,918	175,442,802
+1.4140%, Series 2016-6A A3, 6.735%, 3/25/66(b)	128,878,858	130,447,237
+0.9140%, Series 2017-5A A, 6.235%, 7/26/66(b)	228,289,195	228,143,341
+1.1640%, Series 2017-3A A3, 6.485%, 7/26/66(b)	257,582,370	258,354,654
+1.2640%, Series 2017-1A A3, 6.585%, 7/26/66(b)	187,605,486	188,995,399
+1.1140%, Series 2017-4A A3, 6.435%, 9/27/66(b)	120,647,116	120,279,383
+1.1640%, Series 2017-2A A, 6.485%, 12/27/66(b)	144,111,443	143,996,097
+0.8340%, Series 2018-1A A3, 6.155%, 3/25/67(b)	110,835,656	109,809,839
+0.9140%, Series 2018-3A A3, 6.235%, 3/25/67(b)	121,908,286	120,954,208
+0.7940%, Series 2018-4A A2, 6.115%, 6/27/67(b)	132,941,954	131,414,716
+1.1140%, Series 2019-2A A2, 6.435%, 2/27/68(b)	128,147,495	127,922,045
1 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2024
Debt Securities (continued)
	Par Value	Value
+0.9440%, Series 2019-3A A, 6.265%, 7/25/68(b)	$50,770,771	$50,882,959
+0.9240%, Series 2019-4A A2, 6.245%, 7/25/68(b)	46,256,707	45,861,661
+1.1640%, Series 2020-1A A1B, 6.485%, 6/25/69(b)	41,859,730	41,810,955
+1.0140%, Series 2020-2A A1B, 1.04%, 8/26/69(b)	80,378,366	80,061,120
+0.7140%, Series 2021-1A A1B, 6.035%, 12/26/69(b)	43,482,089	42,850,490
+0.8140%, Series 2016-1A A, 6.135%, 2/25/70(b)	148,173,873	146,427,110
+0.6640%, Series 2021-2A A1B, 0.70%, 2/25/70(b)	59,656,454	58,653,909
Navient Student Loan Trust 2019-1
United States 30 Day Average SOFR
+1.0140%, Series 2019-1A A2, 6.335%, 12/27/67(b)	152,788,088	152,271,588
Nelnet Student Loan Trust 2019-1
United States 30 Day Average SOFR
+0.8640%, Series 2019-1A A2, 6.185%, 4/25/67(b)	19,561,343	19,431,667
Nelnet Student Loan Trust 2020-5
CME Term SOFR 1 Month
+0.9940%, Series 2020-5A A, 6.324%, 10/25/68(b)	59,582,268	59,238,175
SLM Student Loan Trust
United States 30 Day Average SOFR
+0.9140%, Series 2012-5 A3, 6.235%, 3/25/26	82,695,724	82,055,932
+1.3140%, Series 2011-2 A2, 6.635%, 10/25/34	14,783,257	14,839,299
United States 90 Day Average SOFR
+0.8910%, Series 2004-8A A6, 6.253%, 1/25/40(b)	73,643,495	72,744,337
+0.4310%, Series 2005-4 A4, 5.793%, 7/25/40	11,327,408	11,016,229
+0.7510%, Series 2007-6 A5, 6.113%, 4/27/43	44,751,360	42,636,545
+0.8110%, Series 2004-3A A6A, 6.173%, 10/25/64(b)	39,000,229	38,411,676
+0.8110%, Series 2004-3A A6B, 6.173%, 10/25/64(b)	23,936,939	23,575,707
SMB Private Education Loan Trust (Private Loans)
Series 2017-A A2A, 2.88%, 9/15/34(b)	3,572,363	3,481,176
Series 2017-B A2A, 2.82%, 10/15/35(b)	5,441,791	5,271,265
Series 2018-A A2A, 3.50%, 2/15/36(b)	25,878,924	25,103,426
Series 2018-B A2A, 3.60%, 1/15/37(b)	19,368,442	18,788,824
Series 2023-C A1A, 5.67%, 11/15/52(b)	16,818,217	16,957,991
Series 2021-A APT2, 1.07%, 1/15/53(b)	26,735,240	23,582,794
Series 2023-D A1A, 6.15%, 9/15/53(b)	168,917,986	174,262,146
Series 2024-A A1A, 5.24%, 3/15/56(b)	262,273,000	261,344,735
Series 2023-B A1A, 4.99%, 10/16/56(b)	180,272,775	177,781,748
Series 2022-D A1A, 5.37%, 10/15/58(b)	157,225,475	156,445,008
		3,845,680,951
		4,121,630,710

	Par Value	Value
CMBS: 0.3%
Agency CMBS: 0.3%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.334%, 3/25/26(c)	$105,600,034	$2,367,289
Series K056 X1, 1.236%, 5/25/26(c)	35,420,444	780,667
Series K062 X1, 0.283%, 12/25/26(c)	292,723,711	2,079,041
Series K064 X1, 0.595%, 3/25/27(c)	369,199,876	5,425,614
Series K065 X1, 0.661%, 4/25/27(c)	446,160,609	7,568,089
Series K066 X1, 0.744%, 6/25/27(c)	361,412,575	6,971,106
Series K067 X1, 0.568%, 7/25/27(c)	454,477,825	7,148,800
Series K069 X1, 0.343%, 9/25/27(c)	90,525,327	971,002
Series K070 X1, 0.322%, 11/25/27(c)	190,968,873	1,938,582
Series K071 X1, 0.284%, 11/25/27(c)	247,211,309	2,095,981
Series K089 X1, 0.54%, 1/25/29(c)	509,619,184	11,437,842
Series K091 X1, 0.561%, 3/25/29(c)	254,288,025	6,061,286
Series K092 X1, 0.712%, 4/25/29(c)	480,294,844	14,281,567
Series K093 X1, 0.942%, 5/25/29(c)	222,899,650	8,615,272
Series K094 X1, 0.878%, 6/25/29(c)	317,534,574	11,896,877
Series K095 X1, 0.95%, 6/25/29(c)	221,167,679	8,806,211
Series K096 X1, 1.126%, 7/25/29(c)	539,021,826	25,727,350
Series K097 X1, 1.09%, 7/25/29(c)	241,835,640	11,397,762
Series K098 X1, 1.141%, 8/25/29(c)	465,768,500	23,160,804
Series K099 X1, 0.882%, 9/25/29(c)	507,278,363	19,727,447
Series K101 X1, 0.834%, 10/25/29(c)	195,129,743	7,326,751
Series K102 X1, 0.822%, 10/25/29(c)	544,893,391	20,182,851
Series K152 X1, 0.954%, 1/25/31(c)	118,603,120	5,624,528
Series K154 X1, 0.294%, 11/25/32(c)	358,260,971	6,435,119
Series K-1511 X1, 0.776%, 3/25/34(c)	173,141,421	9,020,218
		227,048,056
		227,048,056
Mortgage-Related: 40.9%
CMO & REMIC: 6.1%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	2,959	2,981
Series 1997-2 Z, 7.50%, 6/15/27	1,364,599	1,381,017
Series 1998-2 2A, 8.793%, 8/15/27(c)	471	473
Series 1998-1 1A, 8.293%, 3/15/28(c)	5,420	5,422
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	48,749	48,901
Trust 1998-58 PC, 6.50%, 10/25/28	308,099	309,584
Trust 2001-69 PQ, 6.00%, 12/25/31	454,885	463,267
Trust 2002-33 A1, 7.00%, 6/25/32	839,350	848,206
Trust 2002-69 Z, 5.50%, 10/25/32	60,444	60,106
Trust 2008-24 GD, 6.50%, 3/25/37	238,954	246,633
Trust 2007-47 PE, 5.00%, 5/25/37	596,160	593,867
Trust 2009-30 AG, 6.50%, 5/25/39	2,266,668	2,378,349
Trust 2009-40 TB, 6.00%, 6/25/39	1,117,433	1,157,156
Trust 2001-T3 A1, 7.50%, 11/25/40	37,779	37,827
Trust 2010-123 WT, 7.00%, 11/25/40	9,012,698	9,294,052
Trust 2001-T7 A1, 7.50%, 2/25/41	49,881	51,892
Trust 2001-T5 A2, 7.00%, 6/19/41(c)	19,322	19,441
Trust 2001-T5 A3, 7.50%, 6/19/41(c)	104,939	106,144
Trust 2001-T4 A1, 7.50%, 7/25/41	732,773	736,024
Trust 2011-58 AT, 4.00%, 7/25/41	2,798,634	2,686,750
Trust 2001-T10 A1, 7.00%, 12/25/41	684,041	687,728
Trust 2013-106 MA, 4.00%, 2/25/42	8,119,857	7,923,598
Trust 2012-47 VZ, 4.00%, 5/25/42	5,397,647	5,085,285
Trust 2002-W6 2A1, 7.00%, 6/25/42(c)	953,700	922,550
Trust 2002-W8 A2, 7.00%, 6/25/42	631,972	652,347
Trust 2002-90 A1, 6.50%, 6/25/42	1,892,500	1,924,270
Trust 2002-T16 A3, 7.50%, 7/25/42	1,649,927	1,734,061
Trust 2003-W2 1A2, 7.00%, 7/25/42	3,472,820	3,578,754
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)
                March 31, 2024
Debt Securities (continued)
	Par Value	Value
Trust 2003-W4 3A, 4.912%, 10/25/42(c)	$875,609	$923,625
Trust 2012-121 NB, 7.00%, 11/25/42	316,039	329,714
Trust 2003-W1 2A, 5.272%, 12/25/42(c)	1,170,082	1,154,226
Trust 2003-7 A1, 6.50%, 12/25/42	1,587,943	1,601,877
Trust 2012-131 MZ, 3.50%, 12/25/42	12,312,983	10,958,501
Trust 2012-134 ZA, 3.00%, 12/25/42	35,500,096	30,588,136
Trust 2013-19 ZA, 3.50%, 3/25/43	10,434,072	9,486,127
Trust 2013-72 Z, 3.00%, 7/25/43	11,149,177	9,810,125
Trust 2004-T1 1A2, 6.50%, 1/25/44	540,134	546,034
Trust 2004-W2 2A2, 7.00%, 2/25/44	60,980	62,561
Trust 2004-W2 5A, 7.50%, 3/25/44	974,231	1,000,622
Trust 2004-W8 3A, 7.50%, 6/25/44	730,170	740,935
Trust 2004-W15 1A2, 6.50%, 8/25/44	255,069	261,789
Trust 2014-58 MZ, 4.00%, 9/25/44	27,384,726	25,404,906
Trust 2005-W1 1A3, 7.00%, 10/25/44	2,669,076	2,658,098
Trust 2001-79 BA, 7.00%, 3/25/45	160,189	161,772
Trust 2006-W1 1A1, 6.50%, 12/25/45	112,245	113,461
Trust 2006-W1 1A2, 7.00%, 12/25/45	750,950	769,790
Trust 2006-W1 1A3, 7.50%, 12/25/45	11,723	11,969
Trust 2006-W1 1A4, 8.00%, 12/25/45	696,484	715,988
Trust 2007-W10 1A, 6.11%, 8/25/47(c)	2,515,874	2,588,106
Trust 2007-W10 2A, 6.282%, 8/25/47(c)	772,742	792,858
Trust 2018-28 PT, 3.50%, 5/25/48	4,951,488	4,454,141
Trust 2018-55 MY, 3.50%, 8/25/48	4,548,241	4,041,504
United States 30 Day Average SOFR
+0.6640%, Trust 2013-98 FA, 5.985%, 9/25/43	9,337,267	9,220,516
+0.5140%, Trust 2004-W14 1AF, 5.835%, 7/25/44	685,818	644,409
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	36,289	37,422
Series 3312 AB, 6.50%, 6/15/32	812,882	837,417
Series T-41 2A, 4.591%, 7/25/32(c)	98,092	93,780
Series 2587 ZU, 5.50%, 3/15/33	1,129,099	1,114,236
Series 2610 UA, 4.00%, 5/15/33	562,801	536,576
Series T-48 1A, 4.429%, 7/25/33(c)	1,280,402	1,202,592
Series 2708 ZD, 5.50%, 11/15/33	3,825,281	3,802,032
Series 3204 ZM, 5.00%, 8/15/34	2,031,998	2,007,256
Series 3330 GZ, 5.50%, 6/15/37	280,591	272,207
Series 3427 Z, 5.00%, 3/15/38	920,086	909,775
Series 4197 LZ, 4.00%, 4/15/43	11,723,059	11,105,598
Series 4215 LZ, 3.50%, 6/15/43	32,725,887	29,944,258
Series T-51 1A, 6.50%, 9/25/43(c)	35,806	35,621
Series T-59 1A1, 6.50%, 10/25/43	2,734,781	2,755,893
Series 4283 DW, 4.50%, 12/15/43(c)	18,987,628	18,683,158
Series 4283 EW, 4.50%, 12/15/43(c)	11,685,245	11,500,943
Series 4281 BC, 4.50%, 12/15/43(c)	32,929,438	32,388,381
Series 4319 MA, 4.50%, 3/15/44(c)	6,429,787	6,226,485
Series 4375 MZ, 3.50%, 8/15/44	16,873,788	15,035,126
Series 4438 ZP, 3.50%, 2/15/45	5,980,722	5,383,019
Series 4653 PZ, 3.50%, 2/15/47	19,744,565	17,717,154
Series 4680 GZ, 3.50%, 3/15/47	13,612,708	12,064,877
Series 4700 KZ, 3.50%, 7/15/47	2,687,417	2,389,315
Series 4722 CZ, 3.50%, 9/15/47	11,959,104	10,864,564
Series 5020 GT, 3.50%, 10/25/50	13,154,303	11,401,388
Ginnie Mae
Series 2010-115 Z, 4.50%, 9/20/40	6,721,572	6,504,422
Series 2014-184 GZ, 3.50%, 12/20/44	5,996,112	5,502,329
Series 2015-24 Z, 3.50%, 2/20/45	17,067,920	15,689,416
Series 2015-69 DZ, 3.50%, 5/20/45	4,135,640	3,810,162
Series 2015-69 KZ, 3.50%, 5/20/45	13,499,280	12,436,874

	Par Value	Value
CME Term SOFR 1 Month
+1.3640%, Series 2020-H21 FL, 6.694%, 12/20/70	$16,851,118	$16,997,863
+0.7640%, Series 2014-H21 FA, 6.094%, 10/20/64	3,807,167	3,788,352
+0.7440%, Series 2015-H10 FB, 6.074%, 4/20/65	5,425,119	5,394,976
+0.7140%, Series 2015-H18 FB, 6.044%, 7/20/65	3,589,744	3,571,455
+0.7140%, Series 2015-H19 FK, 6.044%, 8/20/65	3,447,959	3,427,765
+0.7340%, Series 2015-H23 FA, 6.064%, 9/20/65	787,641	782,889
+0.8640%, Series 2016-H02 FB, 6.194%, 11/20/65	14,774,300	14,731,450
+1.0140%, Series 2016-H09 FM, 6.344%, 3/20/66	8,139,867	8,128,633
+1.0140%, Series 2016-H09 FH, 6.344%, 4/20/66	10,124,901	10,109,681
+0.8940%, Series 2016-H19 FA, 6.224%, 9/20/66	4,437,346	4,440,627
+0.8640%, Series 2016-H23 F, 6.194%, 10/20/66	23,853,735	23,917,162
+0.9140%, Series 2016-H24 FB, 6.244%, 11/20/66	12,042,959	12,008,587
+0.9240%, Series 2017-H02 GF, 6.254%, 12/20/66	6,098,075	6,080,883
+0.6840%, Series 2017-H17 FB, 6.014%, 9/20/67	15,468,415	15,461,147
+0.6140%, Series 2018-H20 FB, 5.944%, 6/20/68	20,028,154	19,840,238
+0.6140%, Series 2018-H20 FE, 5.944%, 11/20/68	18,632,824	18,451,569
+0.7140%, Series 2019-H15 F, 6.044%, 9/20/69	19,387,195	19,064,144
+0.7140%, Series 2019-H18 LF, 6.044%, 11/20/69	17,737,303	17,705,573
+0.7640%, Series 2019-H18 F, 6.094%, 11/20/69	20,835,953	20,859,402
+0.7640%, Series 2019-H17 FB, 6.094%, 11/20/69	64,538,657	63,596,838
+0.7640%, Series 2019-H20 AF, 6.094%, 11/20/69	13,006,441	12,815,456
+0.6640%, Series 2020-H06 FA, 5.994%, 3/20/70	65,131,601	63,865,020
+0.9640%, Series 2021-H16 HF, 6.294%, 9/20/71	6,416,814	6,366,776
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 5.869%, 2/20/67	30,273,778	30,119,003
+0.50%, Series 2022-H04 GF, 5.819%, 2/20/67	29,386,650	29,202,725
+0.50%, Series 2022-H07 FB, 5.819%, 1/20/68	92,625,542	91,332,888
+0.30%, Series 2022-H06 FA, 5.619%, 2/20/68	111,289,436	109,295,931
+0.50%, Series 2022-H07 AF, 5.819%, 2/20/68	37,837,555	37,327,830
+0.50%, Series 2022-H07 BF, 5.819%, 2/20/68	135,817,001	133,879,300
+0.50%, Series 2022-H07 FH, 5.819%, 6/20/68	6,827,247	6,705,498
+0.41%, Series 2022-H06 FC, 5.729%, 8/20/68	64,430,789	63,150,929
3 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2024
Debt Securities (continued)
	Par Value	Value
+1.30%, Series 2023-H08 EF, 6.619%, 7/20/71	$70,243,453	$71,165,525
+1.02%, Series 2023-H08 FE, 6.339%, 8/20/71	40,590,000	40,856,932
+1%, Series 2022-H20 FB, 6.319%, 8/20/71	41,965,261	41,589,991
+1.45%, Series 2021-H12 EF, 6.769%, 8/20/71	38,715,763	39,603,283
+0.70%, Series 2021-H17 FA, 6.019%, 11/20/71	33,416,229	33,199,588
+0.82%, Series 2021-H19 FM, 6.139%, 12/20/71	38,525,204	37,983,193
+0.80%, Series 2022-H08 FL, 6.124%, 12/20/71	100,179,652	98,756,610
+0.80%, Series 2022-H02 FC, 6.119%, 1/20/72	118,094,032	117,809,296
+0.35%, Series 2022-H01 FA, 5.669%, 1/20/72	48,488,509	46,788,186
+0.82%, Series 2022-H04 HF, 6.139%, 2/20/72	184,025,876	181,676,565
+0.75%, Series 2022-H07 F, 6.069%, 2/20/72	36,424,767	36,331,673
+0.75%, Series 2022-H08 FE, 6.074%, 3/20/72	51,821,457	50,887,432
+0.74%, Series 2022-H09 FC, 6.059%, 4/20/72	65,272,012	64,020,271
+1%, Series 2022-H11 FG, 6.319%, 4/20/72	17,073,824	17,179,257
+0.95%, Series 2022-H10 FA, 6.269%, 5/20/72	101,771,024	102,175,839
+0.95%, Series 2022-H11 AF, 6.269%, 5/20/72	19,327,589	19,138,990
+0.90%, Series 2022-H11 F, 6.219%, 5/20/72	183,392,944	181,186,452
+0.97%, Series 2022-H11 EF, 6.289%, 5/20/72	45,056,733	45,261,664
+0.95%, Series 2022-H12 FA, 6.269%, 6/20/72	245,359,283	242,902,525
+1.10%, Series 2022-H23 FA, 6.419%, 10/20/72	236,322,090	237,437,223
+1.63%, Series 2023-H08 FG, 6.949%, 2/20/73	35,233,348	36,117,416
+1.42%, Series 2023-H13 FJ, 6.739%, 2/20/73	59,910,279	60,272,916
+1.10%, Series 2023-H08 FD, 6.419%, 3/20/73	139,200,216	140,590,812
+1.35%, Series 2023-H23 FH, 6.669%, 9/20/73	77,691,435	79,270,529
+2.10%, Series 2023-H23 DF, 7.419%, 9/20/73	90,791,403	93,738,429
CME Term SOFR 12 Month
+1.0150%, Series 2016-H21 CF, 6.396%, 9/20/66	8,349,535	8,337,139
+0.9950%, Series 2016-H27 BF, 6.389%, 12/20/66	15,226,745	15,198,957
+1.0150%, Series 2017-H02 BF, 6.134%, 1/20/67	45,960,912	45,817,574
+1.0250%, Series 2017-H02 FP, 6.144%, 1/20/67	18,543,512	18,485,001
+1.0150%, Series 2017-H03 F, 6.134%, 1/20/67	48,818,061	48,665,104
+0.9650%, Series 2017-H08 FG, 5.791%, 2/20/67	9,489,631	9,451,438

	Par Value	Value
+0.9150%, Series 2017-H07 FQ, 5.741%, 3/20/67	$1,888,982	$1,884,753
+1.0150%, Series 2017-H10 FA, 6.014%, 4/20/67	11,738,557	11,725,252
+0.9150%, Series 2017-H12 FQ, 5.023%, 5/20/67	20,245,251	20,135,542
+1.0150%, Series 2017-H11 FB, 5.605%, 5/20/67	9,729,745	9,695,470
+0.9150%, Series 2017-H13 FQ, 5.229%, 6/20/67	48,488,710	48,190,422
+1.0150%, Series 2017-H14 FA, 5.184%, 6/20/67	10,027,465	9,996,986
+0.9150%, Series 2017-H16 BF, 5.51%, 8/20/67	11,597,371	11,552,344
+0.9850%, Series 2017-H17 FQ, 6.366%, 9/20/67	33,869,719	33,785,069
+0.9650%, Series 2017-H18 GF, 5.576%, 9/20/67	11,244,916	11,215,417
+0.9650%, Series 2017-H20 FB, 6.135%, 10/20/67	24,385,760	24,329,116
+0.9450%, Series 2017-H20 BF, 6.314%, 10/20/67	82,030,608	81,794,392
+0.9450%, Series 2017-H20 FG, 6.314%, 10/20/67	39,757,212	39,632,852
+0.9350%, Series 2017-H21 FA, 5.83%, 10/20/67	15,060,296	15,020,106
+0.9150%, Series 2017-H22 FK, 6.349%, 11/20/67	8,685,966	8,661,389
+0.9350%, Series 2017-H22 FH, 6.369%, 11/20/67	11,673,779	11,649,433
+0.9350%, Series 2017-H22 FA, 6.369%, 11/20/67	72,350,701	72,138,808
+0.7750%, Series 2018-H02 GF, 5.545%, 12/20/67	28,415,684	28,116,492
+0.8950%, Series 2017-H25 CF, 6.289%, 12/20/67	18,421,157	18,318,927
+0.8750%, Series 2017-H25 FE, 6.269%, 12/20/67	16,707,311	16,592,333
+0.8650%, Series 2018-H01 FL, 5.984%, 12/20/67	19,945,692	19,790,221
+0.8650%, Series 2018-H01 FE, 5.984%, 1/20/68	8,883,947	8,810,744
+0.7950%, Series 2018-H02 FA, 5.565%, 1/20/68	22,615,008	22,431,569
+0.7750%, Series 2018-H02 HF, 5.545%, 1/20/68	52,389,722	51,885,030
+0.8150%, Series 2018-H03 FD, 5.585%, 2/20/68	37,677,037	37,027,451
+0.8650%, Series 2018-H02 PF, 5.635%, 2/20/68	19,143,677	18,975,710
+0.8150%, Series 2018-H02 FM, 5.585%, 2/20/68	24,475,481	24,154,433
+0.7550%, Series 2018-H05 BF, 5.581%, 2/20/68	27,049,164	26,836,187
+0.7850%, Series 2018-H05 FE, 5.611%, 2/20/68	27,272,487	27,067,384
+0.7650%, Series 2018-H11 FA, 4.853%, 2/20/68	13,245,658	13,149,550
+0.7650%, Series 2018-H04 FC, 5.591%, 2/20/68	2,010,186	1,996,662
+0.7750%, Series 2018-H05 CF, 5.601%, 3/20/68	7,541,279	7,415,715
+0.7650%, Series 2018-H06 AF, 4.809%, 3/20/68	28,780,860	28,608,923
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)
                March 31, 2024
Debt Securities (continued)
	Par Value	Value
+0.7450%, Series 2018-H06 MF, 4.872%, 3/20/68	$8,816,575	$8,750,396
+0.7550%, Series 2018-H04 FJ, 5.581%, 3/20/68	43,189,645	42,846,270
+0.7550%, Series 2018-H04 FK, 5.581%, 3/20/68	15,642,504	15,383,181
+0.7350%, Series 2018-H06 BF, 3.823%, 4/20/68	11,594,874	11,375,740
+0.7650%, Series 2018-H06 EF, 4.175%, 4/20/68	19,901,145	19,568,145
+0.7650%, Series 2018-H06 JF, 4.523%, 4/20/68	20,744,166	20,381,736
+0.7550%, Series 2018-H07 FA, 4.414%, 5/20/68	20,256,081	19,854,595
+0.8650%, Series 2018-H09 FC, 5.585%, 6/20/68	18,778,788	18,471,247
+0.9650%, Series 2018-H10 FV, 5.799%, 7/20/68	19,350,201	19,091,454
+0.8350%, Series 2018-H15 FK, 5.588%, 8/20/68	17,295,860	17,191,383
+0.8150%, Series 2018-H17 DF, 6.084%, 10/20/68	33,609,525	33,271,050
+0.9350%, Series 2018-H19 FG, 6.369%, 11/20/68	15,509,855	15,273,241
+1.0150%, Series 2018-H19 FE, 6.449%, 11/20/68	18,143,337	18,123,340
+1.1150%, Series 2019-H04 FE, 5.941%, 2/20/69	15,206,826	15,198,071
+1.1150%, Series 2019-H16 FC, 5.627%, 10/20/69	8,966,226	8,909,779
+1.1150%, Series 2019-H18 EF, 6.549%, 10/20/69	15,105,994	15,015,799
+1.2150%, Series 2019-H17 FA, 6.649%, 11/20/69	31,792,566	31,702,962
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(b)	1,600,645	1,562,663
Seasoned Credit Risk Transfer Trust 2017-4
Series 2017-4 M45T, 4.50%, 6/25/57	9,389,079	9,059,520
		4,642,162,405
Federal Agency Mortgage Pass-Through: 34.8%
Fannie Mae, 15 Year
5.50%, 5/1/24 - 7/1/25	19,784	19,938
5.00%, 9/1/25	1,264	1,262
4.00%, 9/1/25 - 11/1/33	115,534,147	111,859,863
3.50%, 9/1/28 - 12/1/29	15,173,413	14,700,998
4.50%, 3/1/29	820,076	813,993
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	90,059,827	88,648,063
4.00%, 9/1/30 - 3/1/37	480,728,995	464,851,372
3.50%, 11/1/35 - 4/1/37	74,289,577	70,007,056
2.00%, 6/1/41 - 3/1/42	404,723,616	340,383,356
2.50%, 9/1/41 - 6/1/42	187,396,509	162,833,917
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	30,206,290	31,103,666
7.00%, 4/1/32 - 2/1/39	2,875,553	2,999,638
6.50%, 12/1/32 - 8/1/39	12,778,316	13,247,917
5.50%, 2/1/33 - 11/1/39	44,854,752	45,531,798
4.50%, 11/1/35 - 11/1/48	499,441,319	487,248,183
5.00%, 7/1/37 - 3/1/49	30,511,943	30,337,057
4.00%, 10/1/40 - 10/1/52	439,273,908	409,697,752
3.50%, 2/1/48 - 4/1/53	2,498,798,783	2,246,790,229
2.50%, 6/1/50 - 4/1/52	3,449,239,216	2,889,342,487
2.00%, 6/1/50 - 1/1/52	2,622,978,953	2,110,534,876

	Par Value	Value
3.50%, 1/1/51	$675,275,297	$611,462,808
3.00%, 4/1/52 - 5/1/52	218,755,501	190,696,634
3.50%, 5/1/52	2,341,446,810	2,096,799,030
3.50%, 6/1/52	503,755,846	451,108,061
3.50%, 7/1/52	539,485,240	483,102,876
4.00%, 9/1/52	707,765,793	656,414,001
3.50%, 12/1/52	387,500,652	346,842,456
3.50%, 10/1/53	350,724,999	314,070,105
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	55,873,199	53,826,229
2.50%, 3/1/62	139,236,773	111,439,455
Fannie Mae, Hybrid ARM
5.968%, 10/1/33(c)	367,173	375,764
5.794%, 7/1/34(c)	382,348	383,568
5.643%, 8/1/34(c)	450,739	450,768
6.143%, 8/1/34(c)	7,987	7,991
6.072%, 9/1/34(c)	472,711	482,624
5.638%, 10/1/34(c)	263,448	261,771
6.192%, 1/1/35(c)	351,371	350,946
5.134%, 1/1/35(c)	288,569	286,426
4.174%, 4/1/35(c)	420,802	421,259
5.376%, 6/1/35(c)	136,807	135,385
5.882%, 7/1/35(c)	414,520	425,743
5.432%, 7/1/35(c)	147,817	147,774
5.761%, 7/1/35(c)	53,692	53,223
5.622%, 7/1/35(c)	128,800	127,884
6.004%, 8/1/35(c)	333,757	335,561
5.68%, 8/1/35(c)	786,250	784,485
5.554%, 8/1/35(c)	233,276	230,776
6.017%, 9/1/35(c)	250,833	250,300
5.784%, 10/1/35(c)	347,606	346,868
5.998%, 10/1/35(c)	170,765	170,605
5.67%, 11/1/35(c)	303,059	307,529
5.874%, 1/1/36(c)	674,024	691,704
5.869%, 1/1/36(c)	552,616	553,593
6.39%, 1/1/36(c)	2,262,465	2,317,053
5.655%, 11/1/36(c)	411,396	412,607
5.439%, 12/1/36(c)	278,910	285,491
6.25%, 12/1/36(c)	186,978	187,523
5.814%, 1/1/37(c)	621,303	620,872
6.333%, 2/1/37(c)	469,263	472,946
5.35%, 4/1/37(c)	144,777	148,318
5.989%, 8/1/37(c)	57,568	57,470
5.724%, 11/1/37(c)	203,978	202,147
5.466%, 5/1/38(c)	728,109	728,466
5.78%, 5/1/38(c)	25,636,947	26,309,282
6.131%, 9/1/38(c)	90,047	89,585
5.812%, 10/1/38 - 11/1/44(c)	4,150,228	4,224,851
5.977%, 10/1/38(c)	170,931	170,492
5.922%, 10/1/38(c)	172,505	173,206
5.902%, 6/1/39 - 9/1/44(c)	1,525,488	1,561,922
6.036%, 12/1/39(c)	292,024	292,535
5.022%, 4/1/42(c)	1,331,057	1,363,865
5.92%, 9/1/42(c)	569,603	567,546
5.938%, 11/1/42(c)	858,219	874,860
7.278%, 12/1/42(c)	2,066,327	2,110,096
5.838%, 2/1/43 - 1/1/45(c)	2,235,984	2,273,181
5.935%, 2/1/43(c)	321,487	321,114
6.539%, 5/1/43(c)	684,983	698,328
5.22%, 6/1/43(c)	187,706	187,722
5.72%, 9/1/43(c)	182,454	181,529
5.81%, 9/1/43 - 12/1/43(c)	1,482,811	1,506,267
7.523%, 9/1/43(c)	185,180	189,277
5.753%, 10/1/43(c)	4,237,814	4,324,824
5 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2024
Debt Securities (continued)
	Par Value	Value
5.783%, 11/1/43(c)	$2,109,731	$2,145,070
7.397%, 11/1/43(c)	2,945,832	3,014,063
6.05%, 2/1/44(c)	87,868	87,949
6.023%, 2/1/44(c)	1,283,578	1,307,747
5.946%, 2/1/44(c)	1,104,870	1,123,021
4.733%, 4/1/44(c)	1,335,657	1,359,292
5.421%, 4/1/44(c)	526,233	526,733
4.637%, 4/1/44(c)	1,138,367	1,161,618
5.858%, 4/1/44(c)	2,684,224	2,743,534
5.799%, 4/1/44(c)	3,621,184	3,683,694
4.984%, 5/1/44(c)	1,329,364	1,355,786
5.727%, 5/1/44(c)	4,898,562	4,991,387
5.732%, 7/1/44(c)	406,227	409,327
5.552%, 7/1/44(c)	1,545,484	1,582,059
5.567%, 7/1/44(c)	1,779,707	1,820,073
5.84%, 7/1/44 - 12/1/44(c)	3,695,139	3,754,217
5.83%, 7/1/44 - 12/1/44(c)	10,316,248	10,509,447
5.745%, 8/1/44(c)	1,432,987	1,466,030
5.772%, 8/1/44(c)	3,237,526	3,308,801
5.89%, 9/1/44(c)	3,061,693	3,130,177
5.818%, 10/1/44 - 11/1/44(c)	5,280,916	5,366,433
5.827%, 10/1/44(c)	1,902,287	1,934,908
5.825%, 10/1/44(c)	3,988,984	4,071,814
5.803%, 10/1/44(c)	1,460,039	1,489,274
5.864%, 10/1/44(c)	1,116,407	1,140,102
5.85%, 10/1/44 - 12/1/44(c)	7,763,324	7,919,358
5.82%, 10/1/44(c)	569,965	568,502
5.822%, 11/1/44(c)	1,618,884	1,649,874
5.947%, 11/1/44 - 4/1/45(c)	6,206,532	6,317,278
5.819%, 12/1/44(c)	2,547,957	2,593,024
5.908%, 2/1/45(c)	1,847,499	1,875,135
3.018%, 3/1/45(c)	20,726,144	21,131,968
6.09%, 3/1/45(c)	1,144,793	1,163,021
5.051%, 4/1/45(c)	673,365	676,085
6.161%, 8/1/45(c)	1,276,227	1,303,839
5.551%, 8/1/45(c)	1,235,380	1,264,112
7.103%, 10/1/45(c)	2,385,112	2,440,267
6.994%, 11/1/45(c)	1,975,176	2,020,751
6.985%, 3/1/46 - 4/1/46(c)	552,833	545,600
5.46%, 4/1/46(c)	5,422,392	5,523,199
7.027%, 4/1/46(c)	1,336,395	1,365,860
7.413%, 4/1/46(c)	118,435	119,016
7.11%, 4/1/46(c)	524,809	533,635
4.907%, 5/1/46(c)	1,025,229	1,046,872
6.944%, 6/1/46(c)	340,686	348,645
6.84%, 6/1/46(c)	366,378	366,881
6.975%, 7/1/46(c)	394,645	403,778
7.279%, 12/1/46(c)	1,437,571	1,469,413
2.963%, 6/1/47(c)	2,134,842	2,176,131
3.148%, 6/1/47(c)	3,035,200	3,094,865
3.164%, 7/1/47(c)	4,598,352	4,680,370
3.12%, 7/1/47(c)	970,174	988,023
3.146%, 8/1/47(c)	668,843	672,780
2.947%, 8/1/47(c)	751,717	761,877
3.218%, 8/1/47(c)	1,377,414	1,398,021
6.543%, 8/1/47(c)	2,450,396	2,505,550
3.09%, 10/1/47(c)	378,595	374,408
2.861%, 10/1/47(c)	1,342,014	1,360,584
2.881%, 11/1/47(c)	844,260	841,021
2.939%, 11/1/47(c)	2,018,891	2,029,306
3.235%, 1/1/48(c)	260,447	258,432
3.161%, 1/1/48(c)	805,740	803,438
3.262%, 3/1/48(c)	1,878,659	1,825,459
3.097%, 4/1/48(c)	1,003,419	994,878

	Par Value	Value
3.138%, 5/1/48(c)	$11,324,667	$11,215,017
3.445%, 8/1/48(c)	974,855	959,782
3.346%, 10/1/48(c)	1,447,727	1,429,016
3.648%, 11/1/48(c)	1,304,641	1,291,269
3.321%, 4/1/49(c)	1,438,441	1,408,503
3.704%, 8/1/49(c)	6,090,646	5,961,984
3.62%, 8/1/49(c)	11,415,549	10,829,861
3.613%, 8/1/49(c)	2,787,986	2,729,015
3.348%, 9/1/49(c)	8,792,208	8,241,432
3.438%, 9/1/49(c)	14,246,736	13,926,985
3.351%, 10/1/49(c)	1,628,365	1,566,625
2.655%, 1/1/50(c)	2,425,032	2,282,146
2.169%, 12/1/50(c)	24,472,195	21,653,478
2.044%, 5/1/52(c)	151,475,659	132,050,242
4.515%, 7/1/53(c)	37,572,989	36,188,619
4.284%, 7/1/53(c)	4,914,866	4,683,538
Freddie Mac, Hybrid ARM
6.029%, 9/1/33(c)	1,178,304	1,193,805
6.375%, 2/1/34 - 11/1/34(c)	1,328,433	1,349,366
6.048%, 8/1/34(c)	201,394	206,402
5.914%, 1/1/35(c)	81,153	81,130
6.472%, 2/1/35(c)	229,593	234,812
5.865%, 3/1/35(c)	248,793	254,377
5.125%, 4/1/35(c)	72,284	72,296
5.823%, 8/1/35(c)	277,185	280,054
6.12%, 8/1/35(c)	628,745	632,193
6.083%, 9/1/35(c)	361,661	360,902
5.875%, 10/1/35 - 11/1/44(c)	2,462,057	2,498,413
6.37%, 1/1/36(c)	698,035	715,126
5.79%, 1/1/36(c)	603,978	608,047
5.685%, 1/1/36(c)	311,962	317,467
5.382%, 4/1/36(c)	665,242	680,522
5.43%, 8/1/36(c)	498,497	499,982
5.965%, 12/1/36(c)	283,415	284,483
6.049%, 1/1/37(c)	326,470	326,313
5.989%, 3/1/37(c)	536,261	534,839
4.939%, 4/1/37(c)	346,962	341,768
4.814%, 4/1/37(c)	373,049	380,171
5.00%, 5/1/37(c)	126,731	125,244
5.695%, 7/1/37(c)	1,188,442	1,215,044
6.374%, 1/1/38(c)	126,601	126,770
5.571%, 2/1/38(c)	175,510	174,649
5.122%, 4/1/38(c)	582,703	577,804
5.666%, 4/1/38(c)	1,123,856	1,154,158
5.309%, 5/1/38(c)	117,171	116,213
5.959%, 6/1/38(c)	403,871	404,088
5.799%, 10/1/38(c)	77,960	77,223
5.909%, 10/1/38(c)	771,272	777,134
5.465%, 11/1/39(c)	358,884	360,272
6.125%, 7/1/43(c)	260,932	262,910
5.987%, 8/1/43(c)	3,546,294	3,557,974
5.89%, 10/1/43(c)	302,177	307,915
5.919%, 1/1/44(c)	916,454	927,064
5.967%, 1/1/44(c)	928,520	937,958
5.962%, 2/1/44(c)	2,182,406	2,218,719
5.69%, 4/1/44(c)	691,811	704,721
4.422%, 4/1/44(c)	594,386	601,067
5.472%, 5/1/44(c)	16,955,851	17,240,303
5.419%, 6/1/44(c)	2,471,282	2,513,852
5.369%, 6/1/44(c)	879,588	896,324
5.784%, 7/1/44(c)	830,868	836,365
5.88%, 7/1/44 - 1/1/45(c)	15,875,124	16,113,799
5.87%, 8/1/44 - 12/1/44(c)	8,673,718	8,790,340
5.76%, 8/1/44(c)	1,429,778	1,454,720
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 6

Portfolio of Investments (unaudited)
                March 31, 2024
Debt Securities (continued)
	Par Value	Value
5.86%, 8/1/44 - 11/1/44(c)	$6,042,750	$6,141,774
5.873%, 9/1/44(c)	697,349	709,959
5.791%, 11/1/44(c)	867,911	883,446
5.866%, 11/1/44(c)	1,439,063	1,459,059
5.85%, 11/1/44 - 11/1/44(c)	6,059,063	6,137,087
5.863%, 11/1/44(c)	3,984,798	4,052,406
5.763%, 12/1/44(c)	2,926,329	2,969,705
5.888%, 1/1/45(c)	2,250,931	2,278,952
5.885%, 1/1/45(c)	1,512,746	1,535,472
5.979%, 1/1/45(c)	1,209,198	1,228,856
5.663%, 1/1/45(c)	2,628,122	2,674,803
6.018%, 2/1/45(c)	1,797,126	1,826,358
5.726%, 4/1/45(c)	1,445,508	1,470,816
4.904%, 5/1/45(c)	4,396,159	4,466,483
5.781%, 6/1/45(c)	649,238	662,596
6.17%, 8/1/45(c)	4,255,549	4,328,543
5.449%, 8/1/45(c)	546,058	546,787
6.18%, 8/1/45(c)	1,303,002	1,326,484
6.513%, 9/1/45(c)	1,269,591	1,285,763
6.626%, 5/1/46(c)	1,459,131	1,487,585
6.522%, 5/1/46(c)	19,016,289	19,255,026
6.888%, 7/1/46(c)	2,183,164	2,227,389
7.137%, 9/1/46(c)	4,895,547	4,998,371
3.096%, 6/1/47(c)	1,086,523	1,100,690
3.134%, 8/1/47(c)	670,501	667,948
3.078%, 10/1/47(c)	852,177	847,687
3.38%, 11/1/47(c)	136,824	135,553
3.604%, 2/1/49(c)	2,758,568	2,689,372
2.176%, 11/1/50(c)	66,972,255	59,012,184
1.854%, 8/1/51(c)	205,423,545	184,510,241
1.976%, 4/1/52(c)	99,266,477	85,534,149
2.308%, 5/1/52(c)	34,600,325	30,209,582
2.023%, 5/1/52(c)	97,824,876	84,737,590
3.321%, 6/1/52(c)	13,919,005	12,730,934
4.072%, 9/1/52(c)	31,677,721	29,958,768
4.213%, 9/1/52(c)	47,106,327	45,459,150
4.118%, 10/1/52(c)	59,260,322	56,028,127
4.522%, 4/1/53(c)	49,748,894	47,771,010
4.531%, 6/1/53(c)	33,459,530	32,131,852
4.627%, 8/1/53(c)	25,929,753	24,993,755
4.799%, 8/1/53(c)	35,658,248	34,583,364
Freddie Mac Gold, 15 Year
5.50%, 12/1/24	10	10
4.50%, 3/1/25 - 6/1/26	221,897	220,383
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	274,271	280,482
4.50%, 5/1/30 - 1/1/34	24,532,769	24,173,955
4.00%, 9/1/31 - 10/1/35	127,013,589	122,997,357
3.50%, 7/1/35 - 1/1/36	45,978,454	43,586,216
Freddie Mac Gold, 30 Year
7.00%, 4/1/31 - 11/1/38	770,165	794,863
6.50%, 12/1/32 - 10/1/38	3,306,243	3,427,216
6.00%, 12/1/33 - 2/1/39	5,208,795	5,395,277
5.50%, 3/1/34 - 12/1/38	15,955,769	16,307,010
4.50%, 3/1/39 - 10/1/47	333,439,205	325,777,129
4.00%, 11/1/45 - 11/1/47	79,746,462	75,580,151
3.50%, 2/1/48	33,256,916	29,640,850
Freddie Mac Pool, 20 Year
2.50%, 10/1/41 - 3/1/42	114,044,728	98,781,606
Freddie Mac Pool, 30 Year
7.00%, 11/1/37	3,773	3,976
4.50%, 7/1/42	2,990,596	2,932,952
2.50%, 5/1/50 - 5/1/52	1,652,974,046	1,386,029,574
2.00%, 6/1/50 - 12/1/50	1,346,056,513	1,082,144,401

	Par Value	Value
2.00%, 10/1/50	$465,646,871	$376,022,686
2.00%, 12/1/50	557,177,917	449,500,733
2.00%, 12/1/50	652,736,245	526,592,877
3.00%, 1/1/52	210,326,809	183,072,754
3.50%, 2/1/52 - 8/1/53	2,063,027,162	1,853,039,118
2.50%, 5/1/52	460,360,994	383,222,215
3.50%, 5/1/52	1,604,280,105	1,436,521,369
3.50%, 7/1/52	627,470,219	561,838,051
4.00%, 8/1/52	200,698,381	186,146,446
3.50%, 9/1/52	637,068,857	570,413,769
4.00%, 9/1/52	341,319,142	316,183,025
Ginnie Mae, 20 Year
4.00%, 1/20/35	2,038,455	1,968,605
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 5/15/25	973	972
7.00%, 5/15/28	14,544	14,573
		26,248,453,697
		30,890,616,102
		35,239,294,868
Corporate: 32.9%
Financials: 14.1%
Bank of America Corp.
4.20%, 8/26/24	161,245,000	160,275,169
4.25%, 10/22/26	160,849,000	157,287,026
6.204%, 11/10/28(d)	43,160,000	44,647,110
3.419%, 12/20/28(d)	6,195,000	5,811,780
2.496%, 2/13/31(d)	76,530,000	65,926,124
2.572%, 10/20/32(d)	19,536,000	16,207,517
5.015%, 7/22/33(d)	16,675,000	16,412,496
5.288%, 4/25/34(d)	24,950,000	24,874,142
3.846%, 3/8/37(d)	422,761,000	373,749,138
Barclays PLC (United Kingdom)
5.20%, 5/12/26	55,538,000	54,966,047
5.304%, 8/9/26(d)	12,500,000	12,434,419
5.829%, 5/9/27(d)	133,720,000	134,003,937
5.674%, 3/12/28(d)	35,000,000	35,124,499
4.836%, 5/9/28	100,714,000	97,799,255
5.501%, 8/9/28(d)	64,325,000	64,139,711
6.49%, 9/13/29(d)	73,850,000	76,773,646
5.69%, 3/12/30(d)	55,000,000	55,286,329
5.088%, 6/20/30(d)	74,029,000	71,314,981
7.437%, 11/2/33(d)	10,000,000	11,107,568
6.224%, 5/9/34(d)	32,625,000	33,649,348
7.119%, 6/27/34(d)	74,766,000	79,680,728
3.564%, 9/23/35(d)	2,550,000	2,186,767
BNP Paribas SA (France)
4.25%, 10/15/24	377,141,000	373,975,678
4.375%, 9/28/25(b)	94,549,000	92,823,200
4.375%, 5/12/26(b)	133,239,000	129,644,325
4.625%, 3/13/27(b)	276,865,000	270,129,979
2.588%, 8/12/35(b)(d)	13,900,000	11,393,301
Boston Properties, Inc.
3.20%, 1/15/25	46,540,000	45,599,868
3.65%, 2/1/26	28,585,000	27,542,866
6.75%, 12/1/27	28,785,000	29,876,903
4.50%, 12/1/28	100,864,000	95,973,506
2.90%, 3/15/30	44,800,000	38,371,820
3.25%, 1/30/31	131,998,000	112,912,684
6.50%, 1/15/34	111,453,000	115,611,233
Capital One Financial Corp.
3.20%, 2/5/25	45,346,000	44,394,731
4.20%, 10/29/25	136,372,000	133,293,938
2.636%, 3/3/26(d)	36,715,000	35,689,491
3.75%, 7/28/26	11,860,000	11,425,752
7 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2024
Debt Securities (continued)
	Par Value	Value
4.927%, 5/10/28(d)	$92,120,000	$90,935,338
6.312%, 6/8/29(d)	68,030,000	69,938,677
5.70%, 2/1/30(d)	36,730,000	37,043,563
7.624%, 10/30/31(d)	61,625,000	68,064,520
5.268%, 5/10/33(d)	94,645,000	92,936,443
6.377%, 6/8/34(d)	69,872,000	72,563,052
Citigroup, Inc.
4.00%, 8/5/24	30,925,000	30,752,817
4.45%, 9/29/27	46,104,000	44,849,758
4.412%, 3/31/31(d)	88,675,000	84,521,419
6.625%, 6/15/32	1,650,000	1,768,437
3.785%, 3/17/33(d)	136,430,000	121,865,411
6.174%, 5/25/34(d)	95,775,000	97,258,452
United States 90 Day Average SOFR
+6.63%, 11.949%, 10/30/40(e)	422,596,200	497,480,247
HSBC Holdings PLC (United Kingdom)
.976%, 5/24/25(d)	154,954,000	153,761,383
4.30%, 3/8/26	94,285,000	92,545,057
5.21%, 8/11/28(d)	20,125,000	20,066,875
4.95%, 3/31/30	66,043,000	65,579,890
2.848%, 6/4/31(d)	105,055,000	90,614,371
2.357%, 8/18/31(d)	32,125,000	26,775,281
4.762%, 3/29/33(d)	222,457,000	206,755,469
8.113%, 11/3/33(d)	165,881,000	189,921,725
6.547%, 6/20/34(d)	46,314,000	47,973,546
7.399%, 11/13/34(d)	36,050,000	39,427,033
6.50%, 5/2/36	223,062,000	239,326,311
6.50%, 9/15/37	188,637,000	200,881,986
6.80%, 6/1/38	10,598,000	11,745,461
JPMorgan Chase & Co.
4.125%, 12/15/26	116,002,000	113,108,383
4.25%, 10/1/27	130,565,000	127,604,296
5.04%, 1/23/28(d)	46,575,000	46,414,398
8.75%, 9/1/30(e)	81,457,000	97,207,548
2.739%, 10/15/30(d)	9,930,000	8,793,759
4.493%, 3/24/31(d)	364,140,000	352,052,547
2.522%, 4/22/31(d)	67,340,000	58,200,684
2.956%, 5/13/31(d)	168,863,000	147,612,900
4.586%, 4/26/33(d)	48,290,000	46,269,695
5.717%, 9/14/33(d)	156,481,000	159,604,611
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	215,702,000	213,617,365
4.582%, 12/10/25	65,106,000	63,833,796
4.65%, 3/24/26	92,116,000	90,295,405
3.75%, 3/18/28(d)	103,445,000	99,021,481
7.953%, 11/15/33(d)	154,411,000	173,848,979
NatWest Group PLC (United Kingdom)
5.125%, 5/28/24	21,880,000	21,832,488
1.642%, 6/14/27(d)	250,837,000	230,612,146
5.808%, 9/13/29(d)	156,045,000	158,443,056
6.016%, 3/2/34(d)	70,810,000	73,055,091
6.475%, 6/1/34(d)	130,800,000	132,956,609
3.032%, 11/28/35(d)	30,731,000	25,711,878
The Charles Schwab Corp.
5.643%, 5/19/29(d)	59,810,000	60,718,031
6.196%, 11/17/29(d)	113,975,000	118,465,473
5.853%, 5/19/34(d)	35,945,000	36,809,387
6.136%, 8/24/34(d)	69,155,000	72,142,152
The Goldman Sachs Group, Inc.
3.615%, 3/15/28(d)	345,110,000	330,109,566
UBS Group AG (Switzerland)
6.327%, 12/22/27(b)(d)	46,075,000	47,067,953
6.246%, 9/22/29(b)(d)	20,375,000	21,021,106

	Par Value	Value
6.537%, 8/12/33(b)(d)	$32,787,000	$34,567,011
5.959%, 1/12/34(b)(d)	326,452,000	334,936,347
6.301%, 9/22/34(b)(d)	68,550,000	71,755,590
UniCredit SPA (Italy)
7.296%, 4/2/34(b)(d)	308,401,000	316,954,138
5.459%, 6/30/35(b)(d)	179,971,000	169,002,442
Unum Group
7.25%, 3/15/28	18,654,000	19,748,101
6.75%, 12/15/28	8,052,000	8,430,020
Wells Fargo & Co.
4.10%, 6/3/26	128,615,000	125,186,168
4.30%, 7/22/27	157,500,000	153,414,006
5.198%, 1/23/30(d)	129,850,000	129,576,283
2.879%, 10/30/30(d)	46,575,000	41,172,019
2.572%, 2/11/31(d)	43,615,000	37,596,766
3.35%, 3/2/33(d)	17,184,000	14,909,313
4.897%, 7/25/33(d)	104,909,000	101,096,316
5.389%, 4/24/34(d)	84,005,000	83,481,881
		10,625,926,718
Industrials: 16.1%
AT&T, Inc.
2.75%, 6/1/31	113,627,000	97,873,800
2.55%, 12/1/33	63,112,000	50,551,140
4.50%, 3/9/48	26,215,000	22,297,480
3.80%, 12/1/57	141,111,000	102,167,460
Bayer AG (Germany)
4.25%, 12/15/25(b)	44,030,000	42,930,696
4.375%, 12/15/28(b)	4,485,000	4,221,432
6.25%, 1/21/29(b)	118,950,000	121,022,042
6.375%, 11/21/30(b)	121,250,000	123,979,264
6.50%, 11/21/33(b)	148,456,000	151,055,191
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	62,934,000	56,023,024
6.343%, 8/2/30	36,270,000	37,792,330
2.726%, 3/25/31	71,535,000	60,146,999
4.742%, 3/16/32	278,990,000	266,856,429
7.75%, 10/19/32	39,620,000	44,709,591
6.421%, 8/2/33	71,910,000	75,223,005
4.39%, 8/15/37	15,384,000	12,931,134
3.734%, 9/25/40	21,980,000	16,288,822
7.079%, 8/2/43	38,770,000	41,363,034
4.54%, 8/15/47	29,436,000	22,727,250
3.984%, 9/25/50	99,308,000	69,843,123
5.65%, 3/16/52	53,415,000	48,194,672
Burlington Northern Santa Fe LLC(f)
5.629%, 4/1/24	513,446	513,345
5.342%, 4/1/24	172,755	172,745
5.996%, 4/1/24	5,715,536	5,715,559
3.442%, 6/16/28(b)	61,045,619	58,002,989
Cemex SAB de CV (Mexico)
5.45%, 11/19/29(b)	72,517,000	71,422,704
5.20%, 9/17/30(b)	215,257,000	208,067,954
3.875%, 7/11/31(b)	96,625,000	85,610,639
Charter Communications, Inc.
4.908%, 7/23/25	107,800,000	106,488,060
4.50%, 5/1/32	141,963,000	114,080,643
4.40%, 4/1/33	40,540,000	35,927,174
4.50%, 6/1/33(b)	276,815,000	216,226,065
4.25%, 1/15/34(b)	91,815,000	69,306,920
6.55%, 5/1/37	45,633,000	43,135,371
6.75%, 6/15/39	122,177,000	116,369,958
6.484%, 10/23/45	499,117,000	462,592,891
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 8

Portfolio of Investments (unaudited)
                March 31, 2024
Debt Securities (continued)
	Par Value	Value
5.375%, 5/1/47	$79,325,000	$63,917,371
5.75%, 4/1/48	251,860,000	212,092,457
5.125%, 7/1/49	49,764,000	38,559,780
4.80%, 3/1/50	14,875,000	11,010,648
5.25%, 4/1/53	155,965,000	123,518,774
Cox Enterprises, Inc.
3.85%, 2/1/25(b)	218,070,000	214,579,308
3.35%, 9/15/26(b)	160,316,000	153,365,332
3.50%, 8/15/27(b)	32,437,000	30,819,424
5.45%, 9/15/28(b)	41,340,000	41,847,384
1.80%, 10/1/30(b)	12,069,000	9,682,770
5.70%, 6/15/33(b)	30,560,000	30,924,860
CRH PLC
3.875%, 5/18/25(b)	61,144,000	59,925,310
CVS Health Corp.
4.30%, 3/25/28	32,925,000	32,130,697
3.75%, 4/1/30	72,899,000	67,928,953
4.125%, 4/1/40	56,970,000	47,992,128
Dell Technologies, Inc.
6.02%, 6/15/26	10,901,000	11,040,319
6.10%, 7/15/27	37,430,000	38,540,290
Dillard's, Inc.
7.75%, 7/15/26	20,761,000	21,476,411
7.75%, 5/15/27	13,038,000	13,682,406
7.00%, 12/1/28	27,885,000	29,024,866
Dow, Inc.
7.375%, 11/1/29	13,183,000	14,669,487
9.40%, 5/15/39	51,211,000	68,961,531
Elanco Animal Health, Inc.
6.65%, 8/28/28	118,047,000	119,698,478
Ford Motor Credit Co. LLC(f)
4.063%, 11/1/24	139,430,000	137,980,438
5.125%, 6/16/25	61,494,000	60,944,017
4.134%, 8/4/25	39,675,000	38,774,952
3.375%, 11/13/25	219,485,000	211,159,890
4.389%, 1/8/26	31,215,000	30,446,576
6.95%, 3/6/26	18,575,000	18,928,962
4.542%, 8/1/26	22,235,000	21,583,899
2.70%, 8/10/26	232,414,000	216,641,356
4.95%, 5/28/27	63,225,000	61,689,370
7.35%, 11/4/27	73,750,000	77,346,943
6.80%, 5/12/28	167,600,000	174,117,743
GE HealthCare Technologies, Inc.
5.857%, 3/15/30	16,550,000	17,227,535
5.905%, 11/22/32	148,655,000	156,068,487
HCA Healthcare, Inc.
5.25%, 6/15/26	10,982,000	10,949,973
3.125%, 3/15/27	40,779,000	38,566,656
4.125%, 6/15/29	88,344,000	83,664,901
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(b)	599,752,000	588,769,527
3.50%, 7/26/26(b)	24,484,000	23,352,402
6.125%, 7/27/27(b)	88,230,000	90,007,023
3.875%, 7/26/29(b)	251,254,000	235,659,008
Kinder Morgan, Inc.
4.80%, 2/1/33	25,505,000	24,381,933
6.50%, 2/1/37	50,251,000	52,531,319
6.95%, 1/15/38	106,744,000	116,807,101
6.50%, 9/1/39	71,676,000	74,654,516
5.00%, 8/15/42	76,351,000	68,051,381
5.50%, 3/1/44	50,489,000	48,038,484
5.20%, 3/1/48	11,657,000	10,490,172
Macy's, Inc.
6.70%, 7/15/34(b)	55,075,000	46,461,099

	Par Value	Value
Microchip Technology, Inc.
.983%, 9/1/24	$22,110,000	$21,660,909
Nordstrom, Inc.
6.95%, 3/15/28	19,867,000	19,936,753
Occidental Petroleum Corp.
2.90%, 8/15/24	209,466,000	206,919,606
Philip Morris International, Inc.
4.875%, 2/13/29	51,030,000	50,704,853
5.625%, 11/17/29	28,945,000	29,809,584
5.125%, 2/13/31	35,310,000	35,078,527
5.75%, 11/17/32	33,675,000	34,766,647
5.375%, 2/15/33	78,468,000	79,112,680
Prosus NV (China)
3.257%, 1/19/27(b)	11,016,000	10,207,848
4.85%, 7/6/27(b)	195,068,000	187,998,736
3.68%, 1/21/30(b)	211,672,000	185,802,792
3.061%, 7/13/31(b)	530,363,000	431,675,275
4.193%, 1/19/32(b)	99,455,000	86,357,989
4.027%, 8/3/50(b)	28,141,000	17,922,321
3.832%, 2/8/51(b)	20,835,000	12,823,850
4.987%, 1/19/52(b)	371,071,000	272,921,132
RTX Corp.
6.00%, 3/15/31	56,290,000	59,172,449
6.10%, 3/15/34	61,780,000	66,029,510
TC Energy Corp. (Canada)
5.625%, 5/20/75(d)(e)	269,561,000	262,679,647
5.875%, 8/15/76(d)(e)	252,663,000	245,495,759
5.30%, 3/15/77(d)(e)	308,347,000	288,450,787
5.50%, 9/15/79(d)(e)	211,385,000	194,359,672
5.60%, 3/7/82(d)(e)	72,475,000	66,162,594
Telecom Italia SPA (Italy)
5.303%, 5/30/24(b)	407,854,000	405,635,397
7.20%, 7/18/36	69,823,000	68,153,895
7.721%, 6/4/38	174,667,000	174,963,759
The Cigna Group
7.875%, 5/15/27	26,538,000	28,667,842
4.375%, 10/15/28	64,121,000	62,549,722
The Walt Disney Co.
6.65%, 11/15/37	44,087,000	50,669,878
T-Mobile U.S., Inc.
2.25%, 2/15/26	109,745,000	103,847,040
3.375%, 4/15/29	111,350,000	102,979,887
3.875%, 4/15/30	185,922,000	174,168,467
2.55%, 2/15/31	18,555,000	15,805,478
3.50%, 4/15/31	111,335,000	100,544,089
5.20%, 1/15/33	27,200,000	27,230,196
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	152,610,000	149,178,595
5.25%, 6/6/29(b)	50,542,000	48,899,981
Union Pacific Corp.
5.082%, 1/2/29	685,244	681,316
5.866%, 7/2/30	8,359,209	8,455,659
6.176%, 1/2/31	8,945,958	9,207,402
Verizon Communications, Inc.
2.55%, 3/21/31	13,535,000	11,563,237
4.272%, 1/15/36	45,473,000	41,780,818
VMware, Inc.
1.40%, 8/15/26	83,335,000	76,106,305
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	244,190,000	251,879,543
Zoetis, Inc.
4.50%, 11/13/25	101,129,000	99,830,710
		12,131,364,718
9 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2024
Debt Securities (continued)
	Par Value	Value
Utilities: 2.7%
American Electric Power Co., Inc.
5.699%, 8/15/25	$81,965,000	$82,132,714
Dominion Energy
1.45%, 4/15/26	30,645,000	28,383,226
3.375%, 4/1/30	23,495,000	21,352,104
5.75%, 10/1/54(d)(e)	240,423,000	238,929,757
Enel SPA (Italy)
5.00%, 6/15/32(b)	7,150,000	6,929,605
7.50%, 10/14/32(b)	17,497,000	19,715,977
6.80%, 9/15/37(b)	138,247,000	149,891,441
6.00%, 10/7/39(b)	160,975,000	163,271,267
NextEra Energy, Inc.
4.255%, 9/1/24	87,585,000	87,000,905
6.051%, 3/1/25	47,610,000	47,791,113
5.749%, 9/1/25	46,355,000	46,553,897
4.625%, 7/15/27	137,990,000	136,065,982
4.90%, 3/15/29	197,220,000	196,393,280
The Southern Co.
4.475%, 8/1/24	117,990,000	117,403,104
5.113%, 8/1/27	168,975,000	169,066,635
4.85%, 6/15/28	95,150,000	94,647,054
4.00%, 1/15/51(d)(e)	317,309,000	305,048,942
3.75%, 9/15/51(d)(e)	145,426,000	135,944,370
		2,046,521,373
		24,803,812,809
Total Debt Securities (Cost $78,030,301,244)		$74,203,263,965
Short-Term Investments: 1.3%
	Par Value/ Shares	Value
Repurchase Agreements: 0.7%
Fixed Income Clearing Corporation(g) 5.29%, dated 3/28/24, due 4/1/24, maturity value $439,258,034	$439,000,000	$439,000,000
Fixed Income Clearing Corporation(g) 2.70%, dated 3/28/24, due 4/1/24, maturity value $75,320,384	75,297,795	75,297,795
		514,297,795
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	457,555,204	457,555,204
Total Short-Term Investments (Cost $971,852,999)		$971,852,999
Total Investments In Securities (Cost $79,002,154,243)	99.7%	$75,175,116,964
Other Assets Less Liabilities	0.3%	259,556,718
Net Assets	100.0%	$75,434,673,682
(a)	Inflation-linked
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Hybrid security: characteristics of both a debt and equity security.
(f)	Subsidiary. Security may be issued by parent company or one of its subsidiaries. (see below)
(g)
Repurchase agreement is collateralized by U.S. Treasury Notes 2.75%-
5.00%, 9/30/25-8/15/32. U.S. Treasury Inflation Indexed Notes 0.625%-
1.125%, 7/15/32-1/15/33. Total collateral value is $524,583,856.

*	Rounds to 0.0%.

Debt securities are grouped by parent company unless otherwise noted.
Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note— Long Position	12,170	6/18/24	$1,348,397,969	$9,299,669
Ultra Long-Term U.S. Treasury Bond— Long Position	10,766	6/18/24	1,388,814,000	32,783,459
				$42,083,128
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 10

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$11,139,820,879
Government-Related	—	3,020,335,409
Securitized	—	35,239,294,868
Corporate	—	24,803,812,809
Short-Term Investments
Repurchase Agreements	—	514,297,795
Money Market Fund	457,555,204	—
Total Securities	$457,555,204	$74,717,561,760
Other Investments
Futures Contracts
Appreciation	$42,083,128	$—
Security transactions. Security transactions are recorded on the trade date.
11 / Dodge & Cox Income Fund

DODGE & COX GLOBAL BOND FUND
Consolidated Portfolio of Investments (unaudited)
                March 31, 2024
Debt Securities: 96.5%
		Par Value	Value
Government: 29.5%
Brazil Government (Brazil)
10.00%, 1/1/25	BRL	33,168,000	$6,611,652
10.00%, 1/1/27	BRL	98,149,000	19,486,027
10.00%, 1/1/33	BRL	353,539,000	67,013,397
Chile Government (Chile)
4.50%, 3/1/26	CLP	14,135,000,000	14,128,580
6.00%, 4/1/33(a)(b)	CLP	12,280,000,000	12,703,661
5.80%, 10/1/34(a)(b)	CLP	6,300,000,000	6,415,356
Colombia Government (Colombia)
7.25%, 10/18/34	COP	100,400,000,000	21,153,341
Hungary Government (Hungary)
9.50%, 10/21/26	HUF	3,870,000,000	11,231,342
Japan Government (Japan)
0.10%, 12/20/24	JPY	15,406,600,000	101,819,123
Malaysia Government (Malaysia)
3.899%, 11/16/27	MYR	256,350,000	54,854,359
Mexico Government (Mexico)
8.00%, 11/7/47	MXN	1,173,957,400	60,846,365
New Zealand Government (New Zealand)
2.75%, 4/15/37(a)	NZD	52,700,000	25,382,585
Norway Government (Norway)
3.00%, 8/15/33(b)	NOK	815,250,000	71,604,219
Peru Government (Peru)
6.15%, 8/12/32	PEN	103,711,000	26,180,007
South Africa Government (South Africa)
8.25%, 3/31/32	ZAR	724,073,000	31,887,502
South Korea Government (South Korea)
3.375%, 6/10/32	KRW	62,316,850,000	46,520,183
U.S. Treasury Note/Bond (United States)
5.00%, 8/31/25	USD	20,000,000	20,040,625
4.625%, 11/15/26	USD	30,000,000	30,097,266
4.875%, 10/31/28	USD	15,000,000	15,376,758
4.25%, 2/28/29	USD	40,000,000	40,053,125
4.00%, 7/31/30	USD	30,394,000	29,997,453
4.375%, 11/30/30	USD	15,153,000	15,279,078
3.875%, 8/15/33	USD	31,000,000	30,176,562
4.00%, 2/15/34	USD	67,500,000	66,382,031
			825,240,597
Government-Related: 6.0%
Chicago Transit Authority RB (United States)
6.899%, 12/1/40	USD	3,624,064	4,093,585
6.899%, 12/1/40	USD	329,903	372,645
Colombia Government International (Colombia)
4.50%, 3/15/29	USD	6,000,000	5,516,704
5.625%, 2/26/44	USD	4,850,000	3,837,004
5.00%, 6/15/45	USD	2,100,000	1,519,655
5.20%, 5/15/49	USD	3,450,000	2,530,199
Kommuninvest Cooperative Society (Sweden)
3.25%, 11/12/29(a)	SEK	243,800,000	22,998,228
New South Wales Treasury Corp (Australia)
3.00%, 5/20/27(a)	AUD	22,171,000	14,069,720
1.75%, 3/20/34(a)	AUD	64,900,000	32,591,277
Petroleo Brasileiro SA (Brazil)
6.625%, 1/16/34	GBP	4,900,000	5,957,562
6.90%, 3/19/49	USD	4,250,000	4,122,985
6.75%, 6/3/50	USD	3,950,000	3,744,702
Petroleos Mexicanos (Mexico)
4.75%, 2/26/29(a)	EUR	7,600,000	6,877,126

		Par Value	Value
6.70%, 2/16/32	USD	8,150,000	$6,777,887
6.75%, 9/21/47	USD	2,311,000	1,537,173
7.69%, 1/23/50	USD	54,550,000	39,238,186
State of Illinois GO (United States)
5.10%, 6/1/33	USD	11,770,000	11,684,330
			167,468,968
Securitized: 24.7%
Asset-Backed: 3.0%
Other: 0.3%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(b)	USD	3,399,270	3,529,751
8.20%, 4/6/28(b)	USD	5,720,336	5,819,526
			9,349,277
Student Loan: 2.7%
Navient Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.3640% Series 2016-5A A, 6.685%, 6/25/65(b)	USD	914,138	920,987
+1.4640% Series 2016-3A A3, 6.785%, 6/25/65(b)	USD	12,581,629	12,708,569
+1.1140% Series 2017-4A A3, 6.435%, 9/27/66(b)	USD	3,247,147	3,237,250
+0.6640% Series 2021-2A A1B, 0.70%, 2/25/70(b)	USD	4,876,114	4,794,169
Navient Student Loan Trust (Private Loans) (United States)
Series 2017-A B, 3.91%, 12/16/58(b)	USD	1,358,482	1,311,775
Series 2020-A B, 3.16%, 11/15/68(b)	USD	2,000,000	1,705,599
SLM Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.0640% Series 2012-1 A3, 6.385%, 9/25/28	USD	1,052,284	1,029,542
United States 90 Day Average SOFR
+0.3710% Series 2003-1 A5A, 5.725%, 12/15/32(b)	USD	1,691,816	1,622,651
+0.7110% Series 2003-1 A5B, 6.065%, 12/15/32(b)	USD	607,111	590,855
+0.7510% Series 2007-6 A5, 6.113%, 4/27/43	USD	6,327,755	6,028,724
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2017-B A2A, 2.82%, 10/15/35(b)	USD	340,714	330,037
Series 2018-C B, 4.00%, 11/17/42(b)	USD	1,000,000	927,070
Series 2023-C B, 6.36%, 11/15/52(b)	USD	9,000,000	9,058,888
Series 2021-A APT2, 1.07%, 1/15/53(b)	USD	3,291,770	2,903,626
Series 2023-A B, 5.88%, 1/15/53(b)	USD	7,000,000	6,932,808
Series 2024-A B, 5.88%, 3/15/56(b)	USD	5,000,000	4,999,638
Series 2023-B B, 5.77%, 10/16/56(b)	USD	15,475,000	15,360,779
			74,462,967
			83,812,244
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 1

Consolidated Portfolio of Investments (unaudited)
                March 31, 2024
Debt Securities (continued)
		Par Value	Value
CMBS: 0.1%
Agency CMBS: 0.1%
Freddie Mac Military Housing Trust Multifamily (United States)
6.195%, 11/25/52(b)(c)	USD	933,143	$848,764
4.655%, 11/25/55(b)(c)	USD	1,524,323	1,352,141
			2,200,905
Mortgage-Related: 21.6%
CMO & REMIC: 1.2%
Fannie Mae (United States)
Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	192,739	196,752
Freddie Mac (United States)
Series 4183 Z, 3.00%, 3/15/43	USD	18,646,875	16,598,374
Series 4283 EW, 4.50%, 12/15/43(c)	USD	34,575	34,029
Series 4319 MA, 4.50%, 3/15/44(c)	USD	123,634	119,724
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	101,849	95,712
Series 2014-184 GZ, 3.50%, 12/20/44	USD	11,028,116	10,119,946
United States 30 Day Average SOFR
+0.85% Series 2023-H04 FC, 6.169%, 1/20/73	USD	7,583,825	7,477,861
			34,642,398
Federal Agency Mortgage Pass-Through: 20.4%
Fannie Mae, 15 Year (United States)
5.00%, 7/1/25	USD	821	820
Fannie Mae, 30 Year (United States)
4.50% 4/1/39 - 2/1/45	USD	484,189	473,742
2.50% 6/1/50 - 3/1/52	USD	34,421,959	28,895,194
2.00% 9/1/50 - 1/1/51	USD	10,463,342	8,424,800
2.50%, 2/1/52	USD	28,675,482	23,897,674
2.50%, 4/1/52	USD	19,937,875	16,610,255
3.50% 4/1/52 - 5/1/53	USD	56,673,462	50,814,436
3.50%, 6/1/52	USD	18,406,300	16,634,188
3.50%, 6/1/52	USD	22,870,333	20,480,143
3.50%, 6/1/52	USD	89,169,225	79,852,239
4.00%, 6/1/52	USD	3,100,050	2,875,458
4.00%, 8/1/52	USD	67,168,182	62,298,381
Fannie Mae, 40 Year (United States)
3.00%, 6/1/62	USD	22,835,292	19,079,826
Fannie Mae, Hybrid ARM (United States)
5.83% 8/1/44 - 9/1/44(c)	USD	45,053	46,008
Freddie Mac, Hybrid ARM (United States)
5.88%, 10/1/44(c)	USD	45,678	46,409
5.85%, 11/1/44(c)	USD	172,342	174,450
5.885%, 1/1/45(c)	USD	83,763	85,021
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	23,422	24,262
4.50% 8/1/44 - 7/1/47	USD	376,359	366,669
Freddie Mac Pool, 30 Year (United States)
2.50% 6/1/50 - 11/1/51	USD	38,864,674	32,647,203
3.50%, 7/1/52	USD	22,819,557	20,432,675
4.00%, 8/1/52	USD	54,419,671	50,473,892
3.50%, 9/1/52	USD	69,044,625	61,820,641
3.50%, 10/1/52	USD	22,426,224	20,078,694
3.50%, 8/1/53	USD	58,367,616	52,247,741
			568,780,821
			603,423,219

		Par Value	Value
			689,436,368
Corporate: 36.3%
Financials: 14.5%
Bank of America Corp. (United States)
4.183%, 11/25/27	USD	9,050,000	$8,784,648
2.572%, 10/20/32(d)	USD	2,975,000	2,468,129
3.846%, 3/8/37(d)	USD	24,350,000	21,527,037
Barclays PLC (United Kingdom)
4.836%, 5/9/28	USD	9,025,000	8,763,809
5.501%, 8/9/28(d)	USD	1,275,000	1,271,327
7.119%, 6/27/34(d)	USD	3,375,000	3,596,855
3.564%, 9/23/35(d)	USD	8,550,000	7,332,102
BNP Paribas SA (France)
4.375%, 9/28/25(b)	USD	3,290,000	3,229,948
4.375%, 5/12/26(b)	USD	5,675,000	5,521,893
4.625%, 3/13/27(b)	USD	7,675,000	7,488,298
2.591%, 1/20/28(b)(d)	USD	4,000,000	3,703,817
2.588%, 8/12/35(b)(d)	USD	18,396,000	15,078,501
Boston Properties, Inc. (United States)
3.65%, 2/1/26	USD	2,150,000	2,071,617
6.75%, 12/1/27	USD	3,550,000	3,684,662
3.25%, 1/30/31	USD	8,175,000	6,992,994
6.50%, 1/15/34	USD	6,875,000	7,131,501
Capital One Financial Corp. (United States)
4.927%, 5/10/28(d)	USD	4,400,000	4,343,416
6.312%, 6/8/29(d)	USD	3,975,000	4,086,524
7.624%, 10/30/31(d)	USD	3,350,000	3,700,059
5.268%, 5/10/33(d)	USD	4,450,000	4,369,667
5.817%, 2/1/34(d)	USD	6,561,000	6,551,014
6.377%, 6/8/34(d)	USD	1,500,000	1,557,771
Citigroup, Inc. (United States)
6.625%, 6/15/32	USD	3,684,000	3,948,437
3.785%, 3/17/33(d)	USD	5,050,000	4,510,887
6.174%, 5/25/34(d)	USD	13,050,000	13,252,131
United States 90 Day Average SOFR
+6.63%,11.949%, 10/30/40(e)	USD	4,162,250	4,899,801
HSBC Holdings PLC (United Kingdom)
4.762%, 3/29/33(d)	USD	7,625,000	7,086,810
8.113%, 11/3/33(d)	USD	13,225,000	15,141,667
6.547%, 6/20/34(d)	USD	13,650,000	14,139,113
7.399%, 11/13/34(d)	USD	4,325,000	4,730,150
6.50%, 5/2/36	USD	4,500,000	4,828,112
6.50%, 9/15/37	USD	1,100,000	1,171,404
JPMorgan Chase & Co. (United States)
1.09%, 3/11/27(a)(d)	EUR	13,150,000	13,508,829
5.04%, 1/23/28(d)	USD	2,625,000	2,615,948
4.493%, 3/24/31(d)	USD	2,125,000	2,054,462
2.522%, 4/22/31(d)	USD	2,000,000	1,728,562
2.956%, 5/13/31(d)	USD	8,550,000	7,474,049
5.717%, 9/14/33(d)	USD	12,075,000	12,316,036
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	USD	2,200,000	2,178,738
4.582%, 12/10/25	USD	6,600,000	6,471,033
4.65%, 3/24/26	USD	4,200,000	4,116,991
7.953%, 11/15/33(d)	USD	11,175,000	12,581,761
NatWest Group PLC (United Kingdom)
5.125%, 5/28/24	USD	2,650,000	2,644,246
1.642%, 6/14/27(d)	USD	7,135,000	6,559,709
5.808%, 9/13/29(d)	USD	4,469,000	4,537,678
6.475%, 6/1/34(d)	USD	3,200,000	3,252,761
3.032%, 11/28/35(d)	USD	13,325,000	11,148,702
2 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                March 31, 2024
Debt Securities (continued)
		Par Value	Value
The Charles Schwab Corp. (United States)
5.643%, 5/19/29(d)	USD	1,900,000	$1,928,846
6.196%, 11/17/29(d)	USD	5,200,000	5,404,873
5.853%, 5/19/34(d)	USD	3,450,000	3,532,964
6.136%, 8/24/34(d)	USD	1,625,000	1,695,192
The Goldman Sachs Group, Inc. (United States)
3.615%, 3/15/28(d)	USD	11,800,000	11,287,105
UBS Group AG (Switzerland)
9.25%, (b)(d)(e)(f)	USD	8,625,000	9,733,632
2.746%, 2/11/33(b)(d)	USD	4,100,000	3,349,409
5.959%, 1/12/34(b)(d)	USD	7,800,000	8,002,719
UniCredit SPA (Italy)
5.459%, 6/30/35(b)(d)	USD	35,700,000	33,524,219
Wells Fargo & Co. (United States)
4.30%, 7/22/27	USD	3,900,000	3,798,823
2.572%, 2/11/31(d)	USD	5,100,000	4,396,274
3.35%, 3/2/33(d)	USD	9,375,000	8,134,009
4.897%, 7/25/33(d)	USD	2,800,000	2,698,240
5.389%, 4/24/34(d)	USD	7,800,000	7,751,428
			405,391,339
Industrials: 19.1%
Bayer AG (Germany)
3.125%, 11/12/79(a)(d)(e)	EUR	29,600,000	28,179,162
5.375%, 3/25/82(a)(d)(e)	EUR	8,700,000	8,705,510
7.00%, 9/25/83(a)(d)(e)	EUR	7,900,000	8,565,529
British American Tobacco PLC (United Kingdom)
3.75%, (a)(d)(e)(f)	EUR	61,750,000	61,882,372
Cemex SAB de CV (Mexico)
5.125%, (b)(d)(e)(f)	USD	10,800,000	10,437,580
Charter Communications, Inc. (United States)
4.50%, 5/1/32	USD	42,675,000	34,293,382
4.50%, 6/1/33(b)	USD	19,475,000	15,212,335
Elanco Animal Health, Inc. (United States)
6.65%, 8/28/28	USD	23,957,000	24,292,158
Ford Motor Credit Co. LLC(g) (United States)
4.063%, 11/1/24	USD	9,780,000	9,678,324
5.125%, 6/16/25	USD	8,175,000	8,101,885
4.134%, 8/4/25	USD	1,325,000	1,294,942
3.375%, 11/13/25	USD	6,000,000	5,772,419
4.389%, 1/8/26	USD	6,240,000	6,086,389
6.80%, 5/12/28	USD	2,525,000	2,623,194
Holcim AG (Switzerland)
7.125%, 7/15/36	USD	1,150,000	1,278,484
6.50%, 9/12/43(b)	USD	1,225,000	1,270,417
Imperial Brands PLC (United Kingdom)
4.875%, 6/7/32(a)	GBP	27,675,000	32,629,505
Kinder Morgan, Inc. (United States)
6.95%, 1/15/38	USD	5,300,000	5,799,648
Millicom International Cellular SA (Guatemala)
5.125%, 1/15/28(b)	USD	27,495,000	26,079,665
News Corp. (United States)
3.875%, 5/15/29(b)	USD	10,497,000	9,599,005
Prosus NV (China)
4.193%, 1/19/32(b)	USD	2,000,000	1,736,624
2.031%, 8/3/32(b)	EUR	32,475,000	28,213,859
4.027%, 8/3/50(b)	USD	11,675,000	7,435,525

		Par Value	Value
3.832%, 2/8/51(b)	USD	10,234,000	$6,298,982
4.987%, 1/19/52(b)	USD	13,317,000	9,794,596
QVC, Inc.(g) (United States)
4.45%, 2/15/25	USD	8,950,000	8,670,430
TC Energy Corp. (Canada)
5.625%, 5/20/75(d)(e)	USD	3,425,000	3,337,567
5.875%, 8/15/76(d)(e)	USD	18,285,000	17,766,313
5.30%, 3/15/77(d)(e)	USD	30,142,000	28,197,075
5.50%, 9/15/79(d)(e)	USD	15,955,000	14,669,956
5.60%, 3/7/82(d)(e)	USD	1,900,000	1,734,514
Telecom Italia SPA (Italy)
5.303%, 5/30/24(b)	USD	4,800,000	4,773,889
7.20%, 7/18/36	USD	15,158,000	14,795,651
7.721%, 6/4/38	USD	4,100,000	4,106,966
T-Mobile U.S., Inc. (United States)
3.50%, 4/15/31	USD	12,450,000	11,243,310
8.75%, 3/15/32	USD	15,775,000	19,128,008
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	USD	7,180,000	7,018,559
5.25%, 6/6/29(b)	USD	1,449,000	1,401,925
VMware, Inc. (United States)
1.40%, 8/15/26	USD	7,350,000	6,712,442
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	USD	9,775,000	10,082,815
3.00%, 8/27/80(a)(d)(e)	EUR	20,148,000	19,623,690
4.125%, 6/4/81(d)(e)	USD	3,850,000	3,316,097
			531,840,698
Utilities: 2.7%
American Electric Power Co., Inc. (United States)
5.699%, 8/15/25	USD	19,135,000	19,174,153
Dominion Energy (United States)
5.75%, 10/1/54(d)(e)	USD	13,394,000	13,310,811
Enel SPA (Italy)
7.75%, 10/14/52(b)	USD	3,900,000	4,766,755
NextEra Energy, Inc. (United States)
6.051%, 3/1/25	USD	1,700,000	1,706,467
5.749%, 9/1/25	USD	4,375,000	4,393,772
5.00%, 7/15/32	USD	4,500,000	4,474,484
5.65%, 5/1/79(d)(e)	USD	8,075,000	7,723,155
The Southern Co. (United States)
4.475%, 8/1/24	USD	1,900,000	1,890,549
5.113%, 8/1/27	USD	4,425,000	4,427,400
3.75%, 9/15/51(d)(e)	USD	14,226,000	13,298,479
			75,166,025
			1,012,398,062
Total Debt Securities (Cost $2,775,185,884)			$2,694,543,995
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 3

Consolidated Portfolio of Investments (unaudited)
                March 31, 2024
Short-Term Investments: 4.5%
		Par Value/ Shares	Value
Repurchase Agreements: 3.5%
Fixed Income Clearing Corporation(h) 2.70%, dated 3/28/24, due 4/1/24, maturity value $2,760,965	USD	2,760,137	$2,760,137
Fixed Income Clearing Corporation(h) 5.29%, dated 3/28/24, due 4/1/24, maturity value $94,055,251	USD	94,000,000	94,000,000
			96,760,137
Money Market Fund: 1.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class	USD	27,039,015	27,039,015
Total Short-Term Investments (Cost $123,799,152)			$123,799,152
Total Investments in Securities (Cost $2,898,985,036)		101.0%	$2,818,343,147
Other Assets Less Liabilities		(1.0)%	(26,915,211)
Net Assets		100.0%	$2,791,427,936
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Hybrid security: characteristics of both a debt and equity security.
(f)	Perpetual security: no stated maturity date.
(g)	Subsidiary. Security may be issued by parent company or one of its subsidiaries. (see below)
(h)	Repurchase agreement is collateralized by U.S. Treasury Note 5.00%, 9/30/25. U.S. Treasury Inflation Indexed Notes 0.625%, 7/15/32. Total collateral value is $98,695,440.

Debt securities are grouped by parent company unless otherwise noted.
Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
AUD: Australian Dollar
BRL: Brazilian Real
CLP: Chilean Peso
COP: Colombian Peso
EUR: Euro
GBP: British Pound
HUF: Hungarian Forint
JPY: Japanese Yen
KRW: South Korean Won
MXN: Mexican Peso
MYR: Malaysian Ringgit
NOK: Norwegian Krone
NZD: New Zealand Dollar
PEN: Peruvian Nuevo Sol
SEK: Swedish Krona
USD: United States Dollar
ZAR: South African Rand
4 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                March 31, 2024
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro-Bobl— Short Position	(744)	6/6/24	$(94,915,057)	$(507,531)
Ultra 10 Year U.S. Treasury Note— Long Position	1,336	6/18/24	153,118,125	1,455,634
				$948,103
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
COP: Colombian Peso
Goldman Sachs	8/30/24	COP	24,000,000,000	USD	5,474,453	$587,677
Barclays	12/12/24	COP	54,106,000,000	USD	12,631,259	839,263
EUR: Euro
HSBC	6/13/24	USD	5,308,945	EUR	4,900,000	7,494
HSBC	6/13/24	USD	2,347,065	EUR	2,168,656	734
Morgan Stanley	6/13/24	USD	32,118,093	EUR	29,641,566	48,027
Morgan Stanley	6/13/24	USD	6,016,514	EUR	5,455,344	114,220
UBS	6/13/24	USD	2,467,955	EUR	2,237,439	47,206
UBS	6/13/24	USD	2,939,390	EUR	2,721,824	(5,430)
UBS	6/13/24	USD	2,839,014	EUR	2,628,877	(5,244)
Bank of America	9/12/24	USD	34,585,549	EUR	31,448,524	422,281
Bank of America	9/12/24	USD	34,581,823	EUR	31,448,524	418,554
GBP: British Pound
Citibank	6/13/24	USD	2,548,830	GBP	2,000,000	23,567
HSBC	6/13/24	USD	2,636,050	GBP	2,075,562	15,380
Morgan Stanley	6/13/24	USD	13,410,276	GBP	10,670,804	(63,017)
Morgan Stanley	9/12/24	USD	21,196,065	GBP	16,590,331	236,087
NOK: Norwegian Krone
HSBC	10/31/24	USD	2,063,079	NOK	22,801,534	(46,081)
HSBC	10/31/24	USD	3,096,992	NOK	34,335,345	(79,054)
NZD: New Zealand Dollar
HSBC	8/29/24	USD	12,715,885	NZD	20,622,778	394,808
Standard Chartered	8/29/24	USD	12,718,005	NZD	20,622,778	396,928
ZAR: South African Rand
HSBC	4/11/24	USD	11,702,303	ZAR	219,370,093	127,072
Morgan Stanley	4/11/24	USD	11,712,943	ZAR	219,370,093	137,712
Morgan Stanley	4/11/24	USD	2,099,512	ZAR	39,313,000	25,131
HSBC	6/13/24	USD	5,974,471	ZAR	115,244,859	(75,001)
Morgan Stanley	6/13/24	USD	2,792,439	ZAR	53,825,253	(32,975)
Unrealized gain on currency forward contracts						3,842,141
Unrealized loss on currency forward contracts						(306,802)
Net unrealized gain on currency forward contracts						$3,535,339
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 5

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates.  Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
Government	$—	$825,240,597
Government-Related	—	167,468,968
Securitized	—	689,436,368
Corporate	—	1,012,398,062
Short-Term Investments
Repurchase Agreements	—	96,760,137
Money Market Fund	27,039,015	—
Total Securities	$27,039,015	$2,791,304,132
Other Investments
Futures Contracts
Appreciation	$1,455,634	$—
Depreciation	(507,531)	—
Currency Forward Contracts
Appreciation	—	3,842,141
Depreciation	—	(306,802)
Security transactions. Security transactions are recorded on the trade date.
6 / Dodge & Cox Global Bond Fund